UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31,

Date of reporting period:	November 30, 2007

Item 1. Schedule of Investments.

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 100.9%
Aerospace & Defense — 2.8%
270,419	Northrop Grumman Corp.	$21,306,313
2,500	Precision Castparts Corp.	368,350
416,700	Raytheon Co.	25,772,895
59,700	The Boeing Co.	5,524,638

		52,972,196

Auto Components — 0.1%
63,200	TRW Automotive Holdings Corp.*	1,418,840

Beverages — 2.4%
142,300	Hansen Natural Corp.*	6,177,243
187,700	Molson Coors Brewing Co. Class B	10,105,768
213,800	PepsiAmericas, Inc.	7,237,130
201,500	PepsiCo., Inc.	15,551,770
26,800	The Coca-Cola Co.	1,664,280
106,600	The Pepsi Bottling Group, Inc.	4,548,622

		45,284,813

Biotechnology — 2.4%
150,600	Amgen, Inc.*(a)	8,320,650
274,800	Biogen Idec, Inc.*	20,368,176
392,000	Gilead Sciences, Inc.*(a)	18,243,680

		46,932,506

Building Products — 0.0%
3,000	Lennox International, Inc.	101,520

Capital Markets — 2.4%
434,000	Ameriprise Financial, Inc.	25,471,460
196,285	Bank of New York Mellon Corp.	9,413,829
84,700	Janus Capital Group, Inc.	2,843,379
152,500	Morgan Stanley	8,039,800

		45,768,468

Chemicals — 2.1%
190,200	Ashland, Inc.	9,365,448
413,300	Celanese Corp.	16,399,744
68,200	CF Industries Holdings, Inc.	6,204,836
58,600	Chemtura Corp.	439,500
11,300	International Flavors & Fragrances, Inc.	566,582
145,300	Terra Industries, Inc.*(a)	5,489,434
25,700	The Mosaic Co.*	1,777,155

		40,242,699

Commercial Banks — 6.6%
96,600	BB&T Corp.	3,485,328
28,800	Comerica, Inc.	1,318,464
142,400	East West Bancorp, Inc.	3,837,680
8,200	First Community Bancorp	368,918
184,900	National City Corp.	3,653,624
491,400	Regions Financial Corp.(a)	12,987,702
531,497	SunTrust Banks, Inc.(a)	37,263,255

Shares	Description	Value
Common Stocks — (continued)
Commercial Banks — (continued)
174,600	U.S. Bancorp	$5,777,514
402,800	Wachovia Corp.	17,320,400
1,220,700	Wells Fargo & Co.	39,587,301

		125,600,186

Commercial Services & Supplies — 0.7%
8,900	Deluxe Corp.	281,151
26,400	HNI Corp.(a)	964,392
168,500	Manpower, Inc.	10,295,350
19,100	The Dun & Bradstreet Corp.	1,704,293

		13,245,186

Communications Equipment — 1.2%
763,000	Juniper Networks, Inc.*(a)	22,676,360

Computers & Peripherals — 0.3%
244,000	EMC Corp.*	4,701,880
13,000	NCR Corp.*	311,220

		5,013,100

Construction & Engineering — 0.3%
36,800	Foster Wheeler Ltd.*	5,483,200

Containers & Packaging — 0.2%
56,900	Owens-Illinois, Inc.*	2,554,241
74,200	Smurfit-Stone Container Corp.*	816,942

		3,371,183

Diversified Consumer Services — 2.5%
458,600	Apollo Group, Inc.*	35,092,072
6,200	DeVry, Inc.	340,876
96,900	ITT Educational Services, Inc.*	10,963,266
19,600	Sotheby’s	734,020

		47,130,234

Diversified Financial Services — 9.1%
1,656,211	Bank of America Corp.	76,401,013
682,460	Citigroup, Inc.	22,725,918
1,621,112	JPMorgan Chase & Co.	73,955,130

		173,082,061

Diversified Telecommunication Services — 5.4%
766,877	AT&T, Inc.	29,302,370
287,500	CenturyTel, Inc.	12,256,125
156,941	Embarq Corp.	7,996,144
1,244,201	Verizon Communications, Inc.	53,761,925

		103,316,564

Electric Utilities — 3.9%
796,800	Duke Energy Corp.	15,768,672
139,290	Entergy Corp.	16,650,727
67,700	Progress Energy, Inc.	3,305,114

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Electric Utilities — (continued)
1,501,311	Reliant Energy, Inc.*	$39,094,138

		74,818,651

Electrical Equipment — 0.1%
3,200	Rockwell Automation, Inc.	217,248
18,200	Thomas & Betts Corp.*	989,352

		1,206,600

Electronic Equipment & Instruments — 0.7%
37,800	Avnet, Inc.*	1,304,100
48,300	Tech Data Corp.*	1,816,563
260,850	Tyco Electronics Ltd.	9,753,181

		12,873,844

Energy Equipment & Services — 0.3%
68,000	Dresser-Rand Group, Inc.*	2,420,800
18,100	Global Industries Ltd.*	401,277
209,800	Patterson-UTI Energy, Inc.(a)	3,954,730

		6,776,807

Food & Staples Retailing — 0.5%
318,700	The Kroger Co.	9,162,625

Food Products — 1.6%
10,800	Bunge Ltd.	1,213,272
12,900	Corn Products International, Inc.	507,357
48,400	Dean Foods Co.	1,207,096
93,700	General Mills, Inc.	5,636,055
36,800	The J. M. Smucker Co.	1,807,984
1,401,492	Tyson Foods, Inc.	20,896,246

		31,268,010

Gas Utilities — 0.3%
115,000	ONEOK, Inc.	5,347,500

Health Care Equipment & Supplies — 0.2%
164,400	Boston Scientific Corp.*	2,076,372
47,500	Kinetic Concepts, Inc.*(a)	2,785,400

		4,861,772

Health Care Providers & Services — 2.7%
295,000	AmerisourceBergen Corp.	13,384,150
124,000	CIGNA Corp.	6,647,640
315,800	Medco Health Solutions, Inc.*	31,576,842

		51,608,632

Hotels, Restaurants & Leisure — 0.1%
3,900	Carnival Corp.	175,968
12,800	Wynn Resorts Ltd.	1,624,832

		1,800,800

Shares	Description	Value
Common Stocks — (continued)
Household Durables — 0.3%
60,400	American Greetings Corp.	$1,404,904
43,800	Garmin Ltd.(a)	4,701,930

		6,106,834

Household Products — 1.5%
57,500	Energizer Holdings, Inc.*	6,533,725
288,930	Procter & Gamble Co.	21,380,820

		27,914,545

Independent Power Producers & Energy Traders — 0.6%
262,000	NRG Energy, Inc.*(a)	11,106,180

Industrial Conglomerates — 3.8%
125,800	3M Co.	10,474,108
1,535,030	General Electric Co.	58,776,299
31,400	Teleflex, Inc.	1,894,362
55,500	Tyco International Ltd.	2,227,215

		73,371,984

Insurance — 6.2%
29,500	ACE Ltd.	1,764,985
5,900	Alleghany Corp.*	2,413,100
300,750	American International Group, Inc.	17,482,598
149,700	Arch Capital Group Ltd.*	10,446,066
5,500	Axis Capital Holdings Ltd.	209,770
88,400	CNA Financial Corp.(a)	3,132,896
73,100	Endurance Specialty Holdings Ltd.	2,952,509
9,900	Everest Re Group Ltd.	1,038,807
141,500	Genworth Financial, Inc.	3,712,960
15,800	Hanover Insurance Group, Inc.	712,580
71,200	Lincoln National Corp.	4,383,784
226,700	Loews Corp.	10,833,993
19,948	MBIA, Inc.(a)	728,301
113,700	Nationwide Financial Services, Inc.	5,089,212
31,300	Prudential Financial, Inc.	2,946,582
19,300	Reinsurance Group of America, Inc.	1,044,323
27,100	SAFECO Corp.	1,563,941
136,500	The Allstate Corp.	6,977,880
171,098	The Chubb Corp.	9,333,396
65,800	The Hartford Financial Services Group, Inc.	6,272,056
313,500	The Travelers Cos., Inc.	16,649,985
24,800	Transatlantic Holdings, Inc.	1,843,880
18,400	Unum Group	457,056
113,700	XL Capital Ltd.	6,654,861

		118,645,521

Internet & Catalog Retail — 1.1%
169,600	Amazon.com, Inc.*	15,358,976
183,599	Expedia, Inc.*(a)	5,985,327

		21,344,303

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
IT Services — 0.4%
42,410	Accenture Ltd.	$1,465,690
18,249	Computer Sciences Corp.*	963,912
24,400	MasterCard, Inc.	4,895,860

		7,325,462

Life Sciences Tools & Services — 0.3%
69,300	Applera Corp. — Applied Biosystems Group	2,367,288
10,700	Invitrogen Corp.*	1,038,007
56,900	PerkinElmer, Inc.	1,552,232

		4,957,527

Machinery — 1.5%
254,800	AGCO Corp.*	17,565,912
80,200	Ingersoll-Rand Co. Ltd.	4,141,528
65,400	SPX Corp.	6,655,104
11,700	The Toro Co.	651,105

		29,013,649

Media — 4.7%
1,480,177	CBS Corp. Class B(a)	40,601,255
17,540	Liberty Media Corp. — Capital*	2,088,313
25,400	Meredith Corp.	1,398,270
67,300	The DIRECTV Group, Inc.*	1,673,751
2,600,400	Time Warner, Inc.	44,882,904

		90,644,493

Metals & Mining — 0.9%
63,500	AK Steel Holding Corp.*	2,830,195
109,900	Freeport-McMoRan Copper & Gold, Inc.(a)	10,872,407
28,700	Newmont Mining Corp.	1,426,103
89,200	Worthington Industries, Inc.(a)	1,890,148

		17,018,853

Multi-Utilities — 0.4%
150,300	PG&E Corp.	6,954,381
1,155	Public Service Enterprise Group, Inc.	110,580

		7,064,961

Multiline Retail — 0.0%
18,700	Big Lots, Inc.*	349,129

Oil, Gas & Consumable Fuels — 15.1%
142,600	Anadarko Petroleum Corp.	8,071,160
2,600	BP PLC ADR	189,124
506,799	Chevron Corp.	44,481,748
126,900	Cimarex Energy Co.	4,902,147
110,740	ConocoPhillips	8,863,630
392,995	Devon Energy Corp.	32,543,916
1,588,282	Exxon Mobil Corp.	141,611,223
49,200	Frontier Oil Corp.	2,174,640
351,300	Holly Corp.	17,020,485

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — (continued)
83,696	Noble Energy, Inc.	$6,029,460
145,800	Occidental Petroleum Corp.	10,172,466
126,701	Overseas Shipholding Group, Inc.	9,071,791
20,700	Pioneer Natural Resources Co.	922,599
26,375	Plains Exploration & Production Co.*	1,329,559
1,360	Royal Dutch Shell PLC ADR	110,745
6,670	Total SA ADR	539,736

		288,034,429

Personal Products — 0.0%
12,700	Herbalife Ltd.	531,749

Pharmaceuticals — 3.5%
10,700	Eli Lilly & Co.	566,565
30,000	King Pharmaceuticals, Inc.*	317,700
2,300	Merck & Co., Inc.	136,528
22,750	Novartis AG ADR	1,285,830
2,709,200	Pfizer, Inc.	64,370,592
22,200	Watson Pharmaceuticals, Inc.*	650,682

		67,327,897

Real Estate Investment Trusts (REITs) — 3.9%
15,000	AMB Property Corp.	917,400
43,800	AvalonBay Communities, Inc.	4,355,472
9,400	Federal Realty Investment Trust	781,986
390,900	General Growth Properties, Inc.	18,153,396
9,500	Kilroy Realty Corp.	530,955
291,200	ProLogis	19,050,304
163,200	Simon Property Group, Inc.	16,067,040
24,700	Taubman Centers, Inc.	1,322,191
97,400	The Macerich Co.	7,563,110
70,900	Vornado Realty Trust	6,381,000

		75,122,854

Real Estate Management & Development — 0.3%
48,100	CB Richard Ellis Group, Inc.*	1,142,375
62,800	Jones Lang LaSalle, Inc.	5,279,596

		6,421,971

Road & Rail — 0.2%
279,600	Avis Budget Group, Inc.*	4,202,388

Semiconductors & Semiconductor Equipment — 0.2%
90,500	Micrel, Inc.	807,260
28,300	National Semiconductor Corp.	646,938
104,000	NVIDIA Corp.*	3,280,160

		4,734,358

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software — 2.2%
1,022,500	Microsoft Corp.	$34,356,000
409,700	Symantec Corp.*	7,292,660

		41,648,660

Specialty Retail — 0.3%
98,100	AutoNation, Inc.*	1,618,650
82,500	GameStop Corp.*	4,739,625

		6,358,275

Thrifts & Mortgage Finance — 0.6%
113,300	Hudson City Bancorp, Inc.	1,724,426
12,800	Washington Federal, Inc.	300,416
466,600	Washington Mutual, Inc.(a)	9,098,700

		11,123,542

Tobacco — 2.2%
115,140	Altria Group, Inc.	8,930,258
37,200	Loews Corp. — Carolina Group	3,308,940
15,100	Universal Corp.	810,568
491,600	UST, Inc.	28,463,640

		41,513,406

Wireless Telecommunication Services — 1.8%
1,548,670	Sprint Nextel Corp.	24,035,358
145,600	Telephone & Data Systems, Inc.	9,063,600
12,500	United States Cellular Corp.*	1,025,000

		34,123,958

TOTAL COMMON STOCKS		$1,927,371,285

Exchange Traded Fund — 0.1%
45,900	Tri-Continental Corp.	$1,031,373

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL		$1,928,402,658

	Interest
Shares	Rate	Value
Securities Lending Collateral(b) — 4.5%
Boston Global Investment Trust — Enhanced Portfolio
86,530,925	4.866%	$86,530,925

TOTAL INVESTMENTS — 105.5%		$2,014,933,583

LIABILITIES IN EXCESS OF OTHER ASSETS — (5.5)%		(105,583,829)

NET ASSETS — 100.0%		$1,909,349,754

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviation:
ADR	— American Depositary Receipt

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At November 30, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,975,055,649

Gross unrealized gain	149,261,486
Gross unrealized loss	(109,383,552)

Net unrealized security gain	$39,877,934

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 99.4%
Aerospace & Defense — 4.5%
241,800	Honeywell International, Inc.	$13,690,716
101,726	Lockheed Martin Corp.	11,258,017
221,600	Northrop Grumman Corp.(a)	17,459,864
242,400	Raytheon Co.	14,992,440
106,028	The Boeing Co.	9,811,831

		67,212,868

Air Freight & Logistics — 0.1%
10,725	United Parcel Service, Inc. Class B	790,218

Auto Components — 0.0%
375	Autoliv, Inc.	21,900

Automobiles — 0.8%
102,596	Toyota Motor Corp. ADR	11,557,439

Beverages — 1.7%
77,967	Hansen Natural Corp.*	3,384,547
11,600	PepsiAmericas, Inc.	392,660
1,555	PepsiCo., Inc.	120,015
362,400	The Coca-Cola Co.	22,505,040

		26,402,262

Biotechnology — 3.3%
264,790	Amgen, Inc.*(b)	14,629,648
148,000	Biogen Idec, Inc.*	10,969,760
505,780	Gilead Sciences, Inc.*	23,539,001

		49,138,409

Capital Markets — 1.8%
19,300	Ameriprise Financial, Inc.	1,132,717
256,100	Bank of New York Mellon Corp.	12,282,556
18,600	Eaton Vance Corp.	813,936
130,300	Janus Capital Group, Inc.	4,374,171
167,275	Morgan Stanley	8,818,738

		27,422,118

Chemicals — 0.8%
118,190	Ashland, Inc.	5,819,676
38,900	CF Industries Holdings, Inc.	3,539,122
8,169	Monsanto Co.	811,753
40,500	Terra Industries, Inc.*	1,530,090
6,300	The Mosaic Co.*	435,645

		12,136,286

Commercial Banks — 3.0%
400	Comerica, Inc.	18,312
775	National City Corp.	15,314
49,400	Regions Financial Corp.	1,305,642
152,700	SunTrust Banks, Inc.	10,705,797
150,875	U.S. Bancorp	4,992,454
845,513	Wells Fargo & Co.	27,419,986

		44,457,505

Shares	Description	Value
Common Stocks — (continued)
Commercial Services & Supplies — 0.8%
22,200	HNI Corp.	$810,966
180,184	Manpower, Inc.	11,009,242

		11,820,208

Communications Equipment — 3.2%
1,028,484	Cisco Systems, Inc.*	28,818,122
639,800	Juniper Networks, Inc.*(b)	19,014,856
800	Nokia Oyj ADR	31,464

		47,864,442

Computers & Peripherals — 3.7%
143,533	Apple, Inc.*(a)	26,154,583
388,825	Dell, Inc.*	9,541,766
707,175	EMC Corp.*	13,627,262
118,620	Hewlett-Packard Co.	6,068,599

		55,392,210

Construction & Engineering — 0.3%
1,500	Fluor Corp.	220,755
27,100	Foster Wheeler Ltd.*	4,037,900

		4,258,655

Consumer Finance — 0.1%
43,380	SLM Corp.	1,651,910

Containers & Packaging — 0.0%
15,300	Owens-Illinois, Inc.*	686,817

Diversified Consumer Services — 2.4%
386,000	Apollo Group, Inc.*	29,536,720
55,400	ITT Educational Services, Inc.*	6,267,956

		35,804,676

Diversified Financial Services — 6.7%
1,009,849	Bank of America Corp.	46,584,334
91,100	Citigroup, Inc.	3,033,630
5,200	CME Group, Inc.	3,424,720
1,059,387	JPMorgan Chase & Co.	48,329,235

		101,371,919

Diversified Telecommunication Services — 2.7%
37,415	AT&T, Inc.	1,429,627
193,600	CenturyTel, Inc.	8,253,168
6,911	Chunghwa Telecom Co. Ltd. ADR	137,742
727,450	Verizon Communications, Inc.	31,433,115

		41,253,652

Electric Utilities — 2.1%
8,400	Duke Energy Corp.	166,236
10,300	Entergy Corp.	1,231,262
55,500	PPL Corp.	2,828,280
1,060,300	Reliant Energy, Inc.*	27,610,212

		31,835,990

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Electrical Equipment — 0.3%
58,200	Emerson Electric Co.(b)	$3,318,564
16,900	Rockwell Automation, Inc.	1,147,341

		4,465,905

Electronic Equipment & Instruments — 0.8%
368	Samsung Electronics Co. Ltd. GDR(c)	112,240
62,950	Tech Data Corp.*	2,367,549
255,687	Tyco Electronics Ltd.	9,560,137

		12,039,926

Energy Equipment & Services — 1.5%
94,700	Dresser-Rand Group, Inc.*	3,371,320
173,500	Global Industries Ltd.*	3,846,495
364,800	Halliburton Co.	13,355,328
84,500	Patterson-UTI Energy, Inc.	1,592,825
2,802	SEACOR Holdings, Inc.*(b)	253,777

		22,419,745

Food & Staples Retailing — 1.2%
391,000	The Kroger Co.	11,241,250
135,300	Wal-Mart Stores, Inc.	6,480,870

		17,722,120

Food Products — 0.7%
915	Cadbury Schweppes PLC ADR	47,187
600	Kellogg Co.	32,424
689,600	Tyson Foods, Inc.	10,281,936

		10,361,547

Health Care Equipment & Supplies — 1.3%
100,240	Alcon, Inc.	13,947,394
84,400	Kinetic Concepts, Inc.*(b)	4,949,216
17,600	Medtronic, Inc.	894,960

		19,791,570

Health Care Providers & Services — 3.9%
248,269	AmerisourceBergen Corp.(a)	11,263,965
183,100	CIGNA Corp.	9,815,991
89,800	Express Scripts, Inc.*	6,083,950
9,000	Kindred Healthcare, Inc.*	221,130
312,100	Medco Health Solutions, Inc.*	31,206,879

		58,591,915

Hotels, Restaurants & Leisure — 0.1%
16,500	Carnival Corp.	744,480
12,720	Yum! Brands, Inc.	472,548

		1,217,028

Household Durables — 0.3%
27,900	American Greetings Corp.	648,954
880	Sony Corp. ADR	47,494

Shares	Description	Value
Common Stocks — (continued)
Household Durables — (continued)
42,100	The Black & Decker Corp.	$3,479,565

		4,176,013

Household Products — 1.9%
146,500	Energizer Holdings, Inc.*	16,646,795
500	Kimberly-Clark Corp.	34,905
165,675	Procter & Gamble Co.	12,259,950

		28,941,650

Industrial Conglomerates — 2.3%
188,000	3M Co.	15,652,880
505,995	General Electric Co.	19,374,549

		35,027,429

Insurance — 1.8%
116,100	American International Group, Inc.	6,748,893
117,036	Genworth Financial, Inc.	3,071,025
92,924	Loews Corp.	4,440,838
650	MetLife, Inc.	42,634
31,200	Nationwide Financial Services, Inc.	1,396,512
50	Prudential Financial, Inc.	4,707
43,750	The Allstate Corp.	2,236,500
34,700	The Chubb Corp.	1,892,885
70,577	The Travelers Cos., Inc.	3,748,344
50,200	XL Capital Ltd.	2,938,206

		26,520,544

Internet & Catalog Retail — 1.3%
181,200	Amazon.com, Inc.*(b)	16,409,472
92,900	Expedia, Inc.*(b)	3,028,540

		19,438,012

Internet Software & Services — 0.6%
251,800	eBay, Inc.*(b)	8,442,854

IT Services — 1.5%
373,000	Accenture Ltd.	12,890,880
19,818	Computer Sciences Corp.*	1,046,787
41,400	MasterCard, Inc.	8,306,910

		22,244,577

Life Sciences Tools & Services — 0.4%
15,800	Invitrogen Corp.*	1,532,758
88,500	PerkinElmer, Inc.	2,414,280
35,552	Thermo Fisher Scientific, Inc.*	2,049,217

		5,996,255

Machinery — 1.5%
137,500	AGCO Corp.*(a)	9,479,250
65,100	Caterpillar, Inc.	4,680,690
102,550	Ingersoll-Rand Co. Ltd.	5,295,682

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Machinery — (continued)
28,600	SPX Corp.	$2,910,336

		22,365,958

Media — 5.4%
974,781	CBS Corp. Class B	26,738,243
36,048	Liberty Media Corp. — Capital*	4,291,875
506,232	The Walt Disney Co.	16,781,591
1,952,653	Time Warner, Inc.(b)	33,702,790

		81,514,499

Metals & Mining — 1.5%
2,800	AK Steel Holding Corp.*	124,796
212,000	Freeport-McMoRan Copper & Gold, Inc.(b)	20,973,160
23,700	Newmont Mining Corp.	1,177,653
500	Southern Copper Corp.	55,325
22,300	Worthington Industries, Inc.	472,537

		22,803,471

Multiline Retail — 0.0%
375	Dollar Tree Stores, Inc.*	10,748

Oil, Gas & Consumable Fuels — 10.1%
125,200	Anadarko Petroleum Corp.	7,086,320
425	BP PLC ADR	30,914
305,302	Chevron Corp.(b)	26,796,357
43,300	ConocoPhillips	3,465,732
318,144	Devon Energy Corp.	26,345,505
954,671	Exxon Mobil Corp.	85,118,466
9,800	Holly Corp.	474,810
22,700	Occidental Petroleum Corp.	1,583,779
11,800	Overseas Shipholding Group, Inc.	844,880
300	Royal Dutch Shell PLC ADR	24,429
300	Total SA ADR	24,276

		151,795,468

Pharmaceuticals — 4.9%
100	Abbott Laboratories	5,751
44,500	Eli Lilly & Co.	2,356,275
600	Johnson & Johnson	40,644
393,826	Merck & Co., Inc.	23,377,511
2,013,230	Pfizer, Inc.	47,834,345
2,800	Teva Pharmaceutical Industries Ltd. ADR	124,964

		73,739,490

Real Estate Investment Trusts (REITs) — 3.0%
27,500	AvalonBay Communities, Inc.(b)	2,734,600
181,800	ProLogis(b)	11,893,356
1,000	Regency Centers Corp.	66,440
263,200	Simon Property Group, Inc.(b)	25,912,040

Shares	Description	Value
Common Stocks — (continued)
Real Estate Investment Trusts (REITs) — (continued)
54,700	Vornado Realty Trust	$4,923,000

		45,529,436

Real Estate Management & Development — 0.1%
14,200	Jones Lang LaSalle, Inc.	1,193,794

Road & Rail — 0.4%
132,200	Avis Budget Group, Inc.*	1,986,966
33,900	J.B. Hunt Transportation Services, Inc.	891,231
62,700	Ryder System, Inc.	2,718,672

		5,596,869

Semiconductors & Semiconductor Equipment — 3.2%
48,000	Analog Devices, Inc.	1,477,440
661,125	Intel Corp.	17,242,140
12,100	MEMC Electronic Materials, Inc.*	938,718
23,400	National Semiconductor Corp.	534,924
270,400	NVIDIA Corp.*	8,528,416
1,406	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	13,947
604,442	Texas Instruments, Inc.	19,082,234

		47,817,819

Software — 4.9%
10,100	Advent Software, Inc.*	512,676
1,750,050	Microsoft Corp.	58,801,680
804,900	Symantec Corp.*	14,327,220

		73,641,576

Specialty Retail — 1.0%
481,475	AutoNation, Inc.*(b)	7,944,338
20,700	GameStop Corp.*	1,189,215
297,200	RadioShack Corp.(b)	5,498,200
150	The Home Depot, Inc.	4,284

		14,636,037

Thrifts & Mortgage Finance — 0.5%
209,444	Hudson City Bancorp, Inc.	3,187,738
193,475	Washington Mutual, Inc.(b)	3,772,762

		6,960,500

Tobacco — 3.3%
274,020	Altria Group, Inc.(a)	21,252,991
5,100	Universal Corp.	273,768
491,100	UST, Inc.(b)	28,434,690

		49,961,449

Wireless Telecommunication Services — 1.7%
154,976	America Movil SAB de C.V. Series L ADR(a)	9,555,820
988,221	Sprint Nextel Corp.	15,337,190

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Wireless Telecommunication Services — (continued)
700	Telephone & Data Systems, Inc. Special Shares	$39,585
800	Vodafone Group PLC ADR	29,800

		24,962,395

TOTAL COMMON STOCKS		$1,491,006,083

	Interest
Shares	Rate	Value
Securities Lending Collateral(d) — 6.4%
Boston Global Investment Trust — Enhanced Portfolio
96,820,550	4.866%	$96,820,550

TOTAL INVESTMENTS — 105.8%		$1,587,826,633

LIABILITIES IN EXCESS OF OTHER ASSETS — (5.8)%		(86,408,353)

NET ASSETS — 100.0%		$1,501,418,280

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) A portion of security is segregated as collateral for initial margin requirements on futures transactions.
(b) All or a portion of security is on loan.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such security has been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A security amounts to $112,240, which represents approximately 0.0% of net assets as of November 30, 2007.
(d) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depository Receipt

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At November 30, 2007, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

S & P Mini 500 Index	258	December 2007	$19,139,730	$755,437

TAX INFORMATION — At November 30, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,461,826,358

Gross unrealized gain	181,661,103
Gross unrealized loss	(55,660,828)

Net unrealized security gain	$126,000,275

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 99.0%
Aerospace & Defense — 4.2%
135,831	Honeywell International, Inc.	$7,690,751
42,112	Lockheed Martin Corp.	4,660,535
422,773	Northrop Grumman Corp.	33,310,285
24,900	Precision Castparts Corp.	3,668,766
371,868	Raytheon Co.	23,000,036
13,900	Rockwell Collins, Inc.	1,002,468
195,700	The Boeing Co.	18,110,078

		91,442,919

Air Freight & Logistics — 0.1%
26,600	United Parcel Service, Inc. Class B	1,959,888

Auto Components — 0.0%
300	Johnson Controls, Inc.	11,586
7,700	TRW Automotive Holdings Corp.*	172,865

		184,451

Beverages — 3.2%
227,800	Hansen Natural Corp.*	9,888,798
15,900	Molson Coors Brewing Co. Class B	856,056
20,900	PepsiAmericas, Inc.	707,465
255,517	PepsiCo., Inc.	19,720,802
613,600	The Coca-Cola Co.	38,104,560
43,800	The Pepsi Bottling Group, Inc.	1,868,946

		71,146,627

Biotechnology — 4.5%
386,852	Amgen, Inc.*(a)(b)	21,373,573
307,700	Biogen Idec, Inc.*	22,806,724
959,272	Gilead Sciences, Inc.*	44,644,519
729,849	Millennium Pharmaceuticals, Inc.*	10,757,974

		99,582,790

Building Products — 0.0%
20,500	Armstrong World Industries, Inc.*	875,350

Capital Markets — 1.1%
153,600	Ameriprise Financial, Inc.(a)	9,014,784
257,635	Bank of New York Mellon Corp.	12,356,175
200	Federated Investors, Inc. Class B	8,158
71,300	Janus Capital Group, Inc.	2,393,541

		23,772,658

Chemicals — 0.9%
164,732	Celanese Corp.	6,536,566
35,899	Monsanto Co.	3,567,283
8,500	RPM International, Inc.	161,925

Shares	Description	Value
Common Stocks — (continued)
Chemicals — (continued)
227,700	Terra Industries, Inc.*(b)	$8,602,506

		18,868,280

Commercial Services & Supplies — 0.9%
38,200	HNI Corp.(b)	1,395,446
294,600	Manpower, Inc.	18,000,060
11,600	The Dun & Bradstreet Corp.	1,035,068

		20,430,574

Communications Equipment — 4.0%
1,722,038	Cisco Systems, Inc.*	48,251,505
1,303,891	Juniper Networks, Inc.*(b)	38,751,640

		87,003,145

Computers & Peripherals — 7.0%
258,704	Apple, Inc.*	47,141,043
1,256,200	Dell, Inc.*	30,827,148
1,140,100	EMC Corp.*	21,969,727
355,108	Hewlett-Packard Co.	18,167,325
271,478	International Business Machines Corp.	28,554,056
191,900	Lexmark International, Inc.*	6,693,472
8	Sun Microsystems, Inc.*	156

		153,352,927

Consumer Finance — 0.1%
56,900	SLM Corp.	2,166,752

Containers & Packaging — 0.0%
22,000	Owens-Illinois, Inc.*	987,580

Diversified Consumer Services — 3.0%
522,200	Apollo Group, Inc.*	39,958,744
177,000	ITT Educational Services, Inc.*(b)	20,025,780
167,900	Sotheby’s(b)	6,287,855

		66,272,379

Diversified Financial Services — 1.6%
16,300	CME Group, Inc.	10,735,180
436,705	JPMorgan Chase & Co.	19,922,482
103,052	Moody’s Corp.	3,880,938

		34,538,600

Diversified Telecommunication Services — 0.5%
148,873	Embarq Corp.	7,585,079
54,900	Verizon Communications, Inc.	2,372,229

		9,957,308

Electric Utilities — 1.9%
1,632,700	Reliant Energy, Inc.*	42,515,508

Electrical Equipment — 1.1%
15,620	Emerson Electric Co.	890,653

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Electrical Equipment — (continued)
325,761	Rockwell Automation, Inc.	$22,115,914
36,100	Thomas & Betts Corp.*	1,962,396

		24,968,963

Electronic Equipment & Instruments — 1.4%
374,600	Avnet, Inc.*	12,923,700
92,400	Ingram Micro, Inc.*	1,838,760
56,300	Tech Data Corp.*	2,117,443
358,600	Tyco Electronics Ltd.	13,408,054

		30,287,957

Energy Equipment & Services — 3.1%
10,600	Cameron International Corp.*	988,238
119,100	Dresser-Rand Group, Inc.*	4,239,960
329,972	Global Industries Ltd.*	7,315,479
708,700	Halliburton Co.(b)	25,945,507
393,300	Patterson-UTI Energy, Inc.	7,413,705
25,900	SEACOR Holdings, Inc.*(b)	2,345,763
28,400	Tidewater, Inc.(b)	1,388,476
125,206	Transocean, Inc.*	17,189,579

		66,826,707

Food & Staples Retailing — 1.5%
83,000	BJ’s Wholesale Club, Inc.*	3,108,350
18,000	Sysco Corp.	585,180
893,000	The Kroger Co.	25,673,750
51,300	Wal-Mart Stores, Inc.	2,457,270

		31,824,550

Food Products — 0.7%
19,100	General Mills, Inc.	1,148,865
921,486	Tyson Foods, Inc.	13,739,356

		14,888,221

Health Care Equipment & Supplies — 1.5%
650	Alcon, Inc.	90,441
510	Becton, Dickinson & Co.	42,192
14,800	Intuitive Surgical, Inc.*	4,849,664
60,300	Kinetic Concepts, Inc.*(b)	3,535,992
422,410	Medtronic, Inc.(b)	21,479,549
62,230	St. Jude Medical, Inc.*	2,473,643
310	Stryker Corp.	22,515

		32,493,996

Health Care Providers & Services — 4.5%
421,619	AmerisourceBergen Corp.	19,128,854
342,400	CIGNA Corp.	18,356,064
63,700	Express Scripts, Inc.*	4,315,675
30,815	Health Net, Inc.*	1,496,993
50,786	Humana, Inc.*	3,912,045
380	Laboratory Corp. of America Holdings*	27,615

Shares	Description	Value
Common Stocks — (continued)
Health Care Providers & Services — (continued)
505,121	Medco Health Solutions, Inc.*	$50,507,049

		97,744,295

Hotels, Restaurants & Leisure — 1.4%
2,160	Carnival Corp.	97,459
3,946	Darden Restaurants, Inc.	157,012
19,338	Marriott International, Inc.	725,175
70,500	Wynn Resorts Ltd.(b)	8,949,270
584,221	Yum! Brands, Inc.	21,703,810

		31,632,726

Household Durables — 0.6%
127,900	Garmin Ltd.(b)	13,730,065

Household Products — 1.1%
205,700	Energizer Holdings, Inc.*(b)	23,373,691
19,455	Procter & Gamble Co.	1,439,670

		24,813,361

Independent Power Producers & Energy Traders — 0.5%
242,849	NRG Energy, Inc.*(b)	10,294,369

Industrial Conglomerates — 2.3%
553,200	3M Co.	46,059,432
96,800	McDermott International Inc*	5,062,640

		51,122,072

Insurance — 0.1%
47,000	Axis Capital Holdings Ltd.	1,792,580
26,000	Endurance Specialty Holdings Ltd.	1,050,140

		2,842,720

Internet & Catalog Retail — 2.0%
330,450	Amazon.com, Inc.*(a)(b)	29,925,552
424,024	Expedia, Inc.*(b)	13,823,182

		43,748,734

Internet Software & Services — 1.2%
215,620	eBay, Inc.*(b)	7,229,739
13,200	Google, Inc.*	9,147,600
174,500	VeriSign, Inc.*(b)	7,137,050
101,000	Yahoo!, Inc.*	2,707,810

		26,222,199

IT Services — 2.4%
748,800	Accenture Ltd.	25,878,528
44,400	Computer Sciences Corp.*	2,345,208
930	Infosys Technologies Ltd. ADR	39,199
124,198	MasterCard, Inc.(b)	24,920,329

		53,183,264

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Life Sciences Tools & Services — 1.0%
180,800	Applera Corp. — Applied Biosystems Group	$6,176,128
14,242	Invitrogen Corp.*	1,381,616
115,200	PerkinElmer, Inc.	3,142,656
10,525	Thermo Fisher Scientific, Inc.*	606,661
18,353	Varian, Inc.*	1,285,628
120,800	Waters Corp.*	9,427,232

		22,019,921

Machinery — 2.0%
531,262	AGCO Corp.*(a)(b)	36,625,202
16,800	Caterpillar, Inc.	1,207,920
43,500	Crane Co.	1,954,890
13,100	SPX Corp.	1,333,056
42,911	The Toro Co.	2,387,997

		43,509,065

Media — 5.1%
1,495,259	CBS Corp. Class B	41,014,954
10,091	Liberty Media Corp. — Capital*	1,201,434
74,200	The DIRECTV Group, Inc.*	1,845,354
700,750	The Walt Disney Co.	23,229,863
2,521,789	Time Warner, Inc.	43,526,078

		110,817,683

Metals & Mining — 1.3%
113,873	AK Steel Holding Corp.*	5,075,320
110,600	Freeport-McMoRan Copper & Gold, Inc.(b)	10,941,658
7,800	Newmont Mining Corp.	387,582
95,414	Southern Copper Corp.(b)	10,557,559
70,100	Worthington Industries, Inc.(b)	1,485,419

		28,447,538

Multiline Retail — 0.2%
220,600	Big Lots, Inc.*(b)	4,118,602
1,833	Dollar Tree Stores, Inc.*	52,534

		4,171,136

Oil, Gas & Consumable Fuels — 4.8%
7,000	BP PLC ADR	509,180
446,500	Devon Energy Corp.	36,974,665
629,600	Exxon Mobil Corp.	56,135,136
4,300	Frontier Oil Corp.	190,060
26,115	Noble Energy, Inc.	1,881,325
102,731	Overseas Shipholding Group, Inc.	7,355,540
88,416	Western Refining, Inc.(b)	2,555,222

		105,601,128

Personal Products — 0.0%
23,200	Avon Products, Inc.	952,360

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals — 4.4%
122,942	Eli Lilly & Co.	$6,509,779
465,980	Merck & Co., Inc.	27,660,573
13,160	Novartis AG ADR	743,803
1,684,100	Pfizer, Inc.	40,014,216
637,925	Schering-Plough Corp.	19,967,053
3,080	Teva Pharmaceutical Industries Ltd. ADR	137,460
47,300	Watson Pharmaceuticals, Inc.*	1,386,363

		96,419,247

Real Estate Investment Trusts (REITs) — 2.6%
5,600	AMB Property Corp.	342,496
55,200	AvalonBay Communities, Inc.(b)	5,489,088
19,000	Camden Property Trust	999,590
37,300	Federal Realty Investment Trust	3,102,987
71,600	General Growth Properties, Inc.	3,325,104
7,600	Kilroy Realty Corp.	424,764
177,000	ProLogis	11,579,340
209,900	Simon Property Group, Inc.	20,664,655
53,500	The Macerich Co.	4,154,275
76,600	Vornado Realty Trust	6,894,000

		56,976,299

Real Estate Management & Development — 0.2%
59,500	Jones Lang LaSalle, Inc.	5,002,165

Road & Rail — 0.7%
242,900	Avis Budget Group, Inc.*	3,650,787
35,908	CSX Corp.	1,508,136
246,500	J.B. Hunt Transportation Services, Inc.(b)	6,480,485
11,700	Ryder System, Inc.	507,312
33,000	Union Pacific Corp.	4,162,620

		16,309,340

Semiconductors & Semiconductor Equipment — 5.5%
136,600	Analog Devices, Inc.	4,204,548
1,857,250	Intel Corp.	48,437,080
39,000	MEMC Electronic Materials, Inc.*	3,025,620
63,300	National Semiconductor Corp.	1,447,038
372,800	Novellus Systems, Inc.*	9,696,528
365,954	NVIDIA Corp.*	11,542,189
1,310,450	Texas Instruments, Inc.(b)	41,370,907

		119,723,910

Software — 7.9%
396,300	Adobe Systems, Inc.*	16,700,082
19,900	Advent Software, Inc.*	1,010,124
19,000	Autodesk, Inc.*	894,710
57,200	CA, Inc.	1,400,828
23,700	Cadence Design Systems, Inc.*	393,420

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software — (continued)
28,300	Fair Isaac Corp.	$1,045,968
3,577,275	Microsoft Corp.	120,196,440
1,162,300	Symantec Corp.*	20,688,940
415,400	Synopsys, Inc.*	10,222,994

		172,553,506

Specialty Retail — 1.5%
191,249	AutoNation, Inc.*(b)	3,155,609
25,700	AutoZone, Inc.*	2,868,891
315,800	GameStop Corp.*(b)	18,142,710
434,200	RadioShack Corp.(b)	8,032,700
8,400	The Home Depot, Inc.	239,904

		32,439,814

Thrifts & Mortgage Finance — 0.0%
28,700	Hudson City Bancorp, Inc.	436,814

Tobacco — 2.6%
333,964	Altria Group, Inc.(a)	25,902,248
38,600	Loews Corp. — Carolina Group	3,433,470
27,500	Universal Corp.	1,476,200
432,300	UST, Inc.(b)	25,030,170

		55,842,088

Trading Companies & Distributors — 0.2%
51,100	W.W. Grainger, Inc.	4,512,130

Wireless Telecommunication Services — 0.6%
516,347	Sprint Nextel Corp.	8,013,705
85,600	Telephone & Data Systems, Inc.	5,328,600
10,100	Telephone & Data Systems, Inc. Special Shares	571,155

		13,913,460

TOTAL COMMON STOCKS		$2,171,329,539

Exchange Traded Funds — 0.0%
Closed-end Fund — 0.0%
1,800	Tri-Continental Corp.	$40,446

Health Care Providers & Services — 0.0%
5,800	Health Care Select Sector SPDR Fund	211,526

TOTAL EXCHANGE TRADED FUNDS		$251,972

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) — 1.1%
Joint Repurchase Agreement Account II
$23,700,000	4.625%	12/03/07	$23,700,000
Maturity Value: $23,709,134

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$2,195,281,511

	Interest
Shares	Rate	Value
Securities Lending Collateral(d) — 14.3%
Boston Global Investment Trust — Enhanced Portfolio
313,238,200	4.866%	$313,238,200

TOTAL INVESTMENTS — 114.4%		$2,508,519,711

LIABILITIES IN EXCESS OF OTHER ASSETS — (14.4)%		(315,941,095)

NET ASSETS — 100.0%		$2,192,578,616

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(b) All or a portion of security is on loan.
(c) Joint repurchase agreement was entered into on November 30, 2007. Additional information appears in the Notes to the Schedule of Investments section.
(d) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ADR	— American Depositary Receipt
SPDR	— Standard & Poor’s Depositary Receipt

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At November 30, 2007, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Loss

S&P Mini 500 Index	325	December 2007	$24,110,125	$(12,505)

TAX INFORMATION — At November 30, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,375,178,266

Gross unrealized gain	219,928,036
Gross unrealized loss	(86,586,591)

Net unrealized security gain	$133,341,445

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 99.9%
Aerospace & Defense — 1.5%
21,800	Aerovironment, Inc.*	$525,162
119,500	Cubic Corp.	4,717,860
289,100	DynCorp International, Inc.*	6,042,190
5,800	Stanley, Inc.*	198,940
7,400	Triumph Group, Inc.	601,324

		12,085,476

Air Freight & Logistics — 0.0%
100	Dynamex, Inc.*	2,747

Airlines — 0.3%
11,200	Allegiant Travel Co.*	396,480
159,200	ExpressJet Holdings, Inc.*	398,000
79,200	Pinnacle Airlines Corp.*(a)	1,287,792

		2,082,272

Auto Components — 0.8%
25,600	American Axle & Manufacturing Holdings, Inc.	591,872
14,000	Amerigon, Inc.*	255,920
265,400	Cooper Tire & Rubber Co.	4,081,852
25,700	Exide Technologies*(a)	180,671
140,800	Hayes Lemmerz International, Inc.*	581,504
35,200	Standard Motor Products, Inc.	260,832
20,500	Stoneridge, Inc.*	170,560

		6,123,211

Automobiles — 0.0%
5,100	Coachmen Industries, Inc.	26,877

Beverages — 0.6%
26,100	Hansen Natural Corp.*	1,133,001
78,800	PepsiAmericas, Inc.	2,667,380
32,300	The Boston Beer Co., Inc.*	1,072,037

		4,872,418

Biotechnology — 4.3%
112,200	Applera Corp. — Celera Group*	1,696,464
59,200	ArQule, Inc.*	384,208
100	Array BioPharma, Inc.*	1,107
40,200	Cubist Pharmaceuticals, Inc.*	853,848
93,560	CytRx Corp.*(a)	312,490
40,600	GenVec*(a)	74,704
16,227	Isis Pharmaceuticals, Inc.*(a)	287,056
100	LifeCell Corp.*	4,055
100	Medarex, Inc.*	1,270
1,154,850	Millennium Pharmaceuticals, Inc.*	17,022,489
30,700	Omrix Biopharmaceuticals, Inc.*	1,025,073
5,300	PDL BioPharma, Inc.*	93,863
58,300	Pharmion Corp.*(a)	3,721,872

Shares	Description	Value
Common Stocks — (continued)
Biotechnology — (continued)
16,000	Poniard Pharmaceuticals, Inc.*	$72,000
327,600	Savient Pharmaceuticals, Inc.*	4,606,056
38,400	United Therapeutics Corp.*(a)	3,843,072
1,000	Vanda Pharmaceuticals, Inc.*	8,990
136,800	XOMA Ltd.*	492,480

		34,501,097

Building Products — 0.1%
19,400	Apogee Enterprises, Inc.	431,068
300	NCI Building Systems, Inc.*	10,299

		441,367

Capital Markets — 0.7%
143,700	Apollo Investment Corp.(a)	2,544,927
8,800	BlackRock Kelso Capital Corp.(a)	125,664
10,000	Capital Southwest Corp.	1,202,400
2,700	GAMCO Investors, Inc.	143,910
16,000	Greenhill & Co., Inc.(a)	1,156,640
7,462	Janus Capital Group, Inc.	250,499
100	Sanders Morris Harris Group, Inc.	973

		5,425,013

Chemicals — 4.6%
8,800	Calgon Carbon Corp.*(a)	128,128
251,280	CF Industries Holdings, Inc.	22,861,455
100	Ferro Corp.	2,119
152,156	Innospec, Inc.	2,671,859
5,200	LSB Industries, Inc.*	117,936
20,275	Penford Corp.	490,655
20,900	Stepan Co.	638,286
269,400	Terra Industries, Inc.*(a)	10,177,932

		37,088,370

Commercial Banks — 4.4%
100	1st Source Corp.	2,014
700	Alabama National Bancorp	54,103
100	BancFirst Corp.	4,676
42,800	Banco Latinoamericano de Exportaciones S.A.	764,408
2,000	Bank of the Ozarks, Inc.	58,180
100	BOK Financial Corp.	5,474
100	Capitol Bancorp Ltd.	2,004
174,406	Cascade Bancorp(a)	3,024,200
19,100	Central Pacific Financial Corp.	386,011
15,100	City National Corp.	972,742
6,400	Community Bancorp*	115,392
135,000	East West Bancorp, Inc.	3,638,250
100	Enterprise Financial Services Corp.	2,293
37,400	First Bancorp(a)	244,596

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Commercial Banks — (continued)
12,850	First Citizens BancShares, Inc.	$2,013,466
45,000	First Community Bancorp	2,024,550
200	First Indiana Corp.	6,370
100	First Merchants Corp.	2,169
37,041	First Regional Bancorp*	816,384
55,000	Frontier Financial Corp.(a)	1,053,800
19,100	Greene County Bancshares, Inc.	570,517
177,917	Hanmi Financial Corp.	1,706,224
42,285	Horizon Financial Corp.	727,725
6,200	International Bancshares Corp.	136,648
51,000	Nara Bancorp, Inc.	680,340
138,197	Preferred Bank	3,694,006
100	Renasant Corp.	1,951
105	Republic Bancorp, Inc.	1,706
24,700	Sierra Bancorp(a)	616,512
42,400	Signature Bank*	1,570,920
100	Simmons First National Corp.	2,609
45,300	SVB Financial Group*	2,332,044
51,800	Texas Capital Bancshares, Inc.*	1,091,944
5,800	Tompkins Trustco, Inc.(a)	246,790
1,680	TriCo Bancshares	35,633
456,300	Umpqua Holdings Corp.(a)	7,364,682
69,900	W Holding Co., Inc.(a)	81,783
100	Washington Trust Bancorp, Inc.	2,485

		36,055,601

Commercial Services & Supplies — 3.8%
166,500	ABM Industries, Inc.(b)	3,396,600
146,900	Bowne & Co., Inc.	2,653,014
100	CDI Corp.	2,667
100	Cornell Cos., Inc.*	2,352
16,200	Deluxe Corp.	511,758
100	Heidrick & Struggles International, Inc.	3,627
10,000	HNI Corp.(a)	365,300
809,681	IKON Office Solutions, Inc.	10,226,271
76,000	PHH Corp.*	1,684,160
667,245	Spherion Corp.*	5,191,166
135,400	TeleTech Holdings, Inc.*	2,804,134
66,700	United Stationers, Inc.*	3,379,022
14,710	Volt Information Sciences, Inc.*(a)	187,111
6,976	Waste Industries USA, Inc.	235,789

		30,642,971

Communications Equipment — 1.8%
14,100	ADTRAN, Inc.	305,829
39,200	Andrew Corp.*	574,672
137,700	Aruba Networks, Inc.*(a)	1,919,538
39,400	Blue Coat Systems, Inc.*	1,426,674
312,400	C-COR, Inc.*(a)	3,836,272
7,300	Ciena Corp.*	321,054

Shares	Description	Value
Common Stocks — (continued)
Communications Equipment — (continued)
89,100	Ditech Networks, Inc.*	$287,793
15,800	Dycom Industries, Inc.*	444,612
100	EMS Technologies, Inc.*	2,911
26,900	Loral Space & Communications, Inc.*	921,056
58,300	Network Equipment Technologies, Inc.*	725,252
26,900	Plantronics, Inc.	722,265
51,400	Polycom, Inc.*	1,247,478
31,800	SeaChange International, Inc.*	239,772
100	Sycamore Networks, Inc.*	385
98	Symmetricom, Inc.*	422
566,446	UTStarcom, Inc.*(a)	1,642,694

		14,618,679

Computers & Peripherals — 1.8%
56,400	Hutchinson Technology, Inc.*	1,483,884
399,700	Immersion Corp.*	5,248,061
18,000	Lexmark International, Inc.*	627,840
384,500	Novatel Wireless, Inc.*(a)	5,975,130
22,300	Palm, Inc.(a)	155,431
20,300	QLogic Corp.*	274,456
369,000	Quantum Corp.*	1,169,730

		14,934,532

Construction & Engineering — 1.7%
167,196	EMCOR Group, Inc.*(a)	4,454,102
76,300	Integrated Electrical Services, Inc.*	1,432,151
142,300	Perini Corp.*	7,568,937

		13,455,190

Consumer Finance — 0.0%
1,000	QC Holdings, Inc.(a)	13,890
100	Rewards Network, Inc.*	523
100	The First Marblehead Corp.	3,001

		17,414

Distributors — 0.0%
8,500	Core-Mark Holding Co., Inc.*	228,055

Diversified Consumer Services — 2.4%
21,100	Career Education Corp.*	606,203
133,124	CPI Corp.(a)	3,695,522
63,000	DeVry, Inc.	3,463,740
6,900	ITT Educational Services, Inc.*	780,666
146,200	Pre-Paid Legal Services, Inc.*(a)	7,311,462
103,200	Sotheby’s(a)	3,864,840

		19,722,433

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Diversified Financial Services — 0.2%
100	Compass Diversified Trust	$1,489
18,500	International Securities Exchange Holdings, Inc.	1,243,015

		1,244,504

Diversified Telecommunication Services — 2.0%
4,800	Alaska Communications Systems Group, Inc.	72,000
56,600	Atlantic Tele-Network, Inc.	2,158,724
95,600	Cbeyond, Inc.*	3,954,972
4,900	Consolidated Communications Holdings, Inc.	78,792
82,600	IDT Corp. Class B(a)	669,886
19,400	Iowa Telecommunications Services, Inc.	330,576
206,200	NTELOS Holdings Corp.	5,470,486
150,900	Paetec Holding Corp.*	1,614,630
105,200	Premiere Global Services, Inc.*	1,449,656
41,200	SureWest Communications	746,132

		16,545,854

Electric Utilities — 0.9%
21,800	Central Vermont Public Service Corp.	602,988
28,000	El Paso Electric Co.*	719,880
8,600	Northeast Utilities	271,588
21,100	Otter Tail Corp.	707,061
67,100	Pepco Holdings, Inc.	1,885,510
92,200	Portland General Electric Co.	2,468,194
26,800	Westar Energy, Inc.	694,388

		7,349,609

Electrical Equipment — 2.9%
13,400	A.O. Smith Corp.	474,226
16,200	AZZ, Inc.*	433,836
1,400	Baldor Electric Co.	47,250
171,668	Belden CDT, Inc.	7,905,311
47,000	C&D Technologies, Inc.*(a)	248,630
15,600	Encore Wire Corp.(a)	266,760
488,500	GrafTech International Ltd.*	7,850,195
45,600	II-VI, Inc.*	1,529,424
5,300	Powell Industries, Inc.*	216,505
4,500	Regal-Beloit Corp.	211,860
175,056	Superior Essex, Inc.*	4,246,859
300	Woodward Governor Co.	20,562

		23,451,418

Electronic Equipment & Instruments — 1.5%
125,200	Agilysys, Inc.	1,739,028
24,600	Avnet, Inc.*	848,700
113,700	Bell Microproducts, Inc.*(a)	636,720
4,500	FLIR Systems, Inc.*	309,285
163,100	Ingram Micro, Inc.*	3,245,690
100	Littelfuse, Inc.*	3,335

Shares	Description	Value
Common Stocks — (continued)
Electronic Equipment & Instruments — (continued)
116,400	Methode Electronics, Inc.	$1,402,620
100	Mettler-Toledo International, Inc.*	11,636
36,300	PC Connection, Inc.*	464,277
49,900	SYNNEX Corp.*	1,030,934
71,500	Tech Data Corp.*	2,689,115

		12,381,340

Energy Equipment & Services — 1.8%
4,200	Atwood Oceanics, Inc.*	366,450
33,700	Dawson Geophysical Co.*	2,258,574
2,500	Dresser-Rand Group, Inc.*	89,000
146,900	Global Industries Ltd.*	3,256,773
130,400	Grey Wolf, Inc.*	662,432
4,100	Gulf Island Fabrication, Inc.	130,421
23,300	GulfMark Offshore, Inc.*	1,035,452
95,200	Newpark Resources, Inc.*	512,176
51,200	Patterson-UTI Energy, Inc.	965,120
118,000	Trico Marine Services, Inc.*(a)	4,173,660
29,600	Willbros Group, Inc.*(a)	1,109,112

		14,559,170

Food & Staples Retailing — 1.1%
84,722	Ingles Markets, Inc.	2,015,536
35,900	Nash Finch Co.(a)	1,281,271
194,209	Performance Food Group Co.*	5,377,647
4,941	Spartan Stores, Inc.	111,173
200	Village Super Market, Inc.	10,718

		8,796,345

Food Products — 2.1%
193,600	Cal-Maine Foods, Inc.(a)	4,768,368
139,900	Chiquita Brands International, Inc.*(a)	2,684,681
5,400	Flowers Foods, Inc.	125,442
255,900	Fresh Del Monte Produce, Inc.*(a)	7,912,428
22,400	Green Mountain Coffee Roasters, Inc.*	730,688
15,137	Imperial Sugar Co.(a)	345,426
7,900	Sanderson Farms, Inc.(a)	245,374
147	Seaboard Corp.	221,823

		17,034,230

Gas Utilities — 0.1%
15,400	Atmos Energy Corp.	403,326
7,200	Northwest Natural Gas Co.	345,384
4,600	ONEOK, Inc.	213,900
3,700	South Jersey Industries, Inc.	136,530

		1,099,140

Health Care Equipment & Supplies — 3.5%
27,300	Analogic Corp.	1,469,286
3,700	Beckman Coulter, Inc.	261,701

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Supplies — (continued)
139,500	CONMED Corp.*	$3,470,760
21,400	Dentsply International, Inc.	915,492
14,200	Gen-Probe, Inc.*	949,838
100	Greatbatch, Inc.*	2,058
97,100	Immucor, Inc.*	3,220,807
118,100	Invacare Corp.	3,070,600
98,800	Kinetic Concepts, Inc.*(a)	5,793,632
150	Medical Action Industries, Inc.*	3,002
38,700	Osteotech, Inc.*	318,114
13,900	Regeneration Technologies, Inc.*	123,432
66,500	Sonic Innovations, Inc.*	553,945
19,300	SurModics, Inc.*(a)	996,652
10,500	Theragenics Corp.*	41,265
44,400	West Pharmaceutical Services, Inc.	1,668,108
244,000	Zoll Medical Corp.*(a)	5,680,320

		28,539,012

Health Care Providers & Services — 2.7%
100	Amedisys, Inc.*	4,266
22,500	AMERIGROUP Corp.*	773,325
203,300	Apria Healthcare Group, Inc.*	4,405,511
6,900	Chemed Corp.	373,635
282,233	CorVel Corp.*	6,561,917
27,500	Healthspring, Inc.*	519,750
91,700	Kindred Healthcare, Inc.*	2,253,069
17,200	MedCath Corp.*	437,224
152,249	Molina Healthcare, Inc.*(a)	5,707,815
32,900	RehabCare Group, Inc.*	759,990

		21,796,502

Health Care Technology — 0.1%
40,000	Phase Forward, Inc.*	976,000

Hotels, Restaurants & Leisure — 2.9%
100	Ambassadors Group, Inc.	1,834
62,300	California Pizza Kitchen, Inc.*	991,193
150,267	CEC Entertainment, Inc.*	4,282,610
12,600	Chipotle Mexican Grill, Inc. Class B*	1,455,552
293,834	Jack in the Box, Inc.*(a)	8,800,328
85,600	Landry’s Restaurants, Inc.(a)	2,021,872
36,300	Multimedia Games, Inc.*	288,222
201,600	O’Charley’s, Inc.	3,005,856
250,900	Premier Exhibitions, Inc.*(a)	2,729,792

		23,577,259

Household Durables — 1.8%
432,700	American Greetings Corp.(b)	10,064,602
4,800	CSS Industries, Inc.	189,984
150,800	Tempur-Pedic International, Inc.(a)	4,477,252

Shares	Description	Value
Common Stocks — (continued)
Household Durables — (continued)
100	Universal Electronics, Inc.*	$3,695

		14,735,533

Household Products — 0.0%
16,100	Central Garden & Pet Co.*	84,525

Industrial Conglomerates — 0.3%
197,000	Tredegar Corp.	2,848,620

Insurance — 5.3%
3,000	Alleghany Corp.*	1,227,000
22,400	American Physicians Capital, Inc.	939,904
25,800	Amerisafe, Inc.*	393,708
19,500	AmTrust Financial Services, Inc.	247,650
7,500	Arch Capital Group Ltd.*	523,350
508,100	Aspen Insurance Holdings Ltd.	14,633,280
275,100	Assured Guaranty Ltd.	6,209,007
10,900	CastlePoint Holdings Ltd.	128,184
100	Darwin Professional Underwriters, Inc.*	2,300
100	EMC Insurance Group, Inc.	2,435
27,400	Endurance Specialty Holdings Ltd.	1,106,686
27,500	Flagstone Reinsurance Holdings Ltd.	389,125
193,100	Max Capital Group Ltd.	5,466,661
100	National Interstate Corp.	3,293
48,300	NYMAGIC, Inc.	1,076,124
9,600	Odyssey Re Holdings Corp.	369,984
123,200	Platinum Underwriters Holdings Ltd.	4,474,624
46,252	Reinsurance Group of America, Inc.	2,502,696
10,100	Seabright Insurance Holdings*	156,651
130,752	Stewart Information Services Corp.	3,539,456

		43,392,118

Internet & Catalog Retail — 2.2%
183,800	1-800-FLOWERS.COM, Inc.*	1,924,386
123,400	Blue Nile, Inc.*(a)	9,108,154
43,800	Overstock.com, Inc.*(a)	1,014,846
77,900	Shutterfly, Inc.*(a)	2,219,371
197,400	Systemax, Inc.(a)	3,898,650
500	ValueVision Media, Inc.*	3,290

		18,168,697

Internet Software & Services — 3.8%
172,600	AsiaInfo Holdings, Inc.*	2,036,680
279,900	Chordiant Software, Inc.*	2,807,397
114,210	CMGI, Inc.*	1,184,358
89,900	Greenfield Online, Inc.*	1,352,096
32,300	InfoSpace, Inc.	575,263
574,537	Interwoven, Inc.*	7,055,314

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Internet Software & Services — (continued)
161,300	Omniture, Inc.*(a)	$4,582,533
432,680	RealNetworks, Inc.*	2,669,636
496,100	S1 Corp.*	3,681,062
31,500	Sohu.com, Inc.*	1,807,470
43,200	Switch and Data Facilities Co.*	820,368
93,500	Vignette Corp.*	1,438,030
20,200	Vocus, Inc.*	634,280

		30,644,487

IT Services — 0.8%
157,700	Ciber, Inc.*	1,075,514
73,500	CSG Systems International, Inc.*	1,217,895
72,816	CyberSource Corp.*	1,063,837
71,000	Gartner, Inc.*	1,341,190
13,400	iGATE Corp.*	113,364
100	SAIC, Inc.*	1,994
7,700	Syntel, Inc.	277,431
72,700	TNS, Inc.	1,142,844

		6,234,069

Leisure Equipment & Products — 0.7%
100	Hasbro, Inc.	2,777
107,200	Polaris Industries, Inc.(a)	4,884,032
57,400	Sturm Ruger & Co., Inc.*(a)	530,950

		5,417,759

Life Sciences Tools & Services — 2.6%
107,100	Albany Molecular Research, Inc.*	1,414,791
1,800	Cambrex Corp.	13,932
6,900	Dionex Corp.*	582,843
51,700	eResearch Technology, Inc.*	613,162
139,500	Exelixis, Inc.*	1,217,835
14,200	Invitrogen Corp.*	1,377,542
100	PAREXEL International Corp.*	4,425
5,400	PerkinElmer, Inc.	147,312
64,000	Pharmanet Development Group, Inc.*	2,528,000
88,500	Varian, Inc.*	6,199,425
29,600	Ventana Medical Systems, Inc.*	2,629,072
51,100	Waters Corp.*	3,987,844

		20,716,183

Machinery — 2.4%
11,400	Accuride Corp.*	86,526
43,300	AGCO Corp.*	2,985,102
13,500	Ampco-Pittsburgh Corp.	475,470
8,400	Astec Industries, Inc.*	315,504
2,400	Badger Meter, Inc.	93,600
36,300	EnPro Industries, Inc.*	1,110,780
20,600	Hardinge, Inc.	324,862
12,500	Hurco Cos., Inc.*	515,875
27,700	Lydall, Inc.*	268,413

Shares	Description	Value
Common Stocks — (continued)
Machinery — (continued)
21,700	Mueller Industries, Inc.	$655,991
56,100	NACCO Industries, Inc.	5,688,540
26,800	RBC Bearings, Inc.*	985,704
40,900	Robbins & Myers, Inc.	2,801,650
26,400	Sun Hydraulics Corp.(a)	766,920
53,500	Tecumseh Products Co.*	1,271,695
3,600	Tennant Co.	157,788
7,000	The Gorman-Rupp Co.	276,150
28,900	TriMas Corp.*	320,790

		19,101,360

Marine — 0.5%
12,200	Genco Shipping & Trading Ltd.	772,260
100	Horizon Lines, Inc.	1,991
83,200	TBS International Ltd.*(a)	3,632,512

		4,406,763

Media — 0.5%
70,984	Arbitron, Inc.	2,828,712
45,100	Belo Corp.	746,856
22,500	Journal Communications, Inc.	204,750

		3,780,318

Metals & Mining — 0.8%
8,500	Metal Management, Inc.	391,170
96,000	Quanex Corp.	4,803,840
5,600	Schnitzer Steel Industries, Inc.	349,552
39,600	Worthington Industries, Inc.	839,124

		6,383,686

Multi-Utilities — 0.2%
14,200	Alliant Energy Corp.	589,584
5,200	Black Hills Corp.	216,632
35,700	Energy East Corp.	986,748
100	NorthWestern Corp.	2,785
100	OGE Energy Corp.	3,560

		1,799,309

Multiline Retail — 0.2%
73,700	Big Lots, Inc.*(a)	1,375,979

Oil, Gas & Consumable Fuels — 4.6%
4,900	Alpha Natural Resources, Inc.*	137,690
4,900	Arlington Tankers Ltd.(a)	105,154
13,400	Atlas America, Inc.	760,852
46,600	Bill Barrett Corp.*	1,798,760
9,800	Bois d’Arc Energy, Inc.*	192,080
200	Cabot Oil & Gas Corp.	6,884
6,700	Cimarex Energy Co.	258,821
64,200	Delek US Holdings, Inc.	1,183,848
56,700	General Maritime Corp.(a)	1,513,890
53,000	Golar LNG Ltd.	1,128,370
84,101	Holly Corp.	4,074,694

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — (continued)
8,400	Overseas Shipholding Group, Inc.	$601,440
119,100	Rosetta Resources, Inc.*	2,179,530
9,700	Ship Finance International Ltd.(a)	247,059
205,300	Stone Energy Corp.*	9,279,560
198,963	Swift Energy Co.*(a)	8,059,991
256,000	USEC, Inc.*(a)	2,101,760
113,900	Western Refining, Inc.	3,291,710

		36,922,093

Paper & Forest Products — 0.1%
72,500	Buckeye Technologies, Inc.*	1,035,300

Personal Products — 0.1%
100	Alberto-Culver Co.	2,556
42,800	Elizabeth Arden, Inc.*	1,028,484

		1,031,040

Pharmaceuticals — 1.4%
3,700	Bradley Pharmaceuticals, Inc.*	72,853
47,774	Caraco Pharmaceutical Laboratories Ltd.*	705,144
69,800	Javelin Pharmaceuticals, Inc.*	290,368
100	King Pharmaceuticals, Inc.*	1,059
26,500	MGI Pharma, Inc.*	917,165
208,300	Noven Pharmaceuticals, Inc.*	3,297,389
100	Sciele Pharma, Inc.*	2,232
14,900	Valeant Pharmaceuticals International*	172,095
148,200	Watson Pharmaceuticals, Inc.*	4,343,742
33,400	XenoPort, Inc.*	1,756,506

		11,558,553

Real Estate Investment Trusts (REITs) — 5.2%
100	Agree Realty Corp.	3,005
81,800	AMB Property Corp.	5,002,888
505,531	Anthracite Capital, Inc.(a)	3,862,257
17,700	BRE Properties, Inc.	788,535
17,800	Camden Property Trust	936,458
92,800	Cousins Properties, Inc.(a)	2,205,856
6,100	Digital Realty Trust, Inc.	232,776
300	Duke Realty Corp.	7,887
210,300	Entertainment Properties Trust	11,206,887
11,200	Federal Realty Investment Trust	931,728
100	Franklin Street Properties Corp.	1,655
48,200	Gramercy Capital Corp.(a)	1,146,196
166,000	HRPT Properties Trust	1,374,480
100	Inland Real Estate Corp.	1,462
26	Jer Investors Trust, Inc.	254
28,000	Kilroy Realty Corp.	1,564,920

Shares	Description	Value
Common Stocks — (continued)
Real Estate Investment Trusts (REITs) — (continued)
100	Kite Realty Group Trust	$1,565
2,300	LTC Properties, Inc.	54,142
181,791	Medical Properties Trust, Inc.(a)	2,039,695
101,250	National Health Investors, Inc.	2,877,525
10,000	Post Properties, Inc.	363,100
12,900	Potlatch Corp.	592,239
12,000	Quadra Realty Trust, Inc.	86,760
100	Ramco-Gershenson Properties Trust	2,530
100	Realty Income Corp.	2,850
41,600	Regency Centers Corp.	2,763,904
62,600	Taubman Centers, Inc.	3,350,978
100	Universal Health Realty Income Trust	3,290
100	Urstadt Biddle Properties	1,688
26,500	Ventas, Inc.	1,155,400

		42,562,910

Real Estate Management & Development — 1.1%
107,474	Jones Lang LaSalle, Inc.	9,035,339

Road & Rail — 0.4%
19,000	Avis Budget Group, Inc.*	285,570
79,500	Dollar Thrifty Automotive Group, Inc.*	2,062,230
23,500	J.B. Hunt Transportation Services, Inc.	617,815

		2,965,615

Semiconductors & Semiconductor Equipment — 3.1%
20,500	Actel Corp.*	224,680
75,100	Advanced Analogic Technologies, Inc.*	808,827
48,700	Applied Micro Circuits Corp.*(a)	122,237
219,700	Credence Systems Corp.*	450,385
23,400	DSP Group, Inc.*	316,602
320,550	Exar Corp.*	2,945,855
10,200	Intersil Corp.	254,388
65,400	Micrel, Inc.	583,368
31,400	MIPS Technologies, Inc.*	178,352
139,400	Monolithic Power Systems*	2,659,752
7,400	Netlogic Microsystems, Inc.*	216,450
394,700	RF Micro Devices, Inc.*(a)	2,281,366
90,400	Sigma Designs, Inc.*	5,877,808
32,000	Silicon Storage Technology, Inc.*	90,880
933,300	Skyworks Solutions, Inc.*	8,474,364

		25,485,314

Software — 5.0%
48,500	Actuate Corp.*	367,145
21,000	Advent Software, Inc.*	1,065,960
148,603	Ansoft Corp.*	4,310,973
7,600	ANSYS, Inc.*	295,336
695,742	Captaris, Inc.*	2,824,713

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software — (continued)
28,400	Double-Take Software, Inc.*	$704,320
7,800	Fair Isaac Corp.	288,288
17,100	JDA Software Group, Inc.*	358,074
213,900	Magma Design Automation, Inc.*	2,857,704
42,000	Manhattan Associates, Inc.*	1,139,460
66,652	MicroStrategy, Inc.*(a)	6,721,854
274,200	Novell, Inc.*	1,924,884
12,200	Pegasystems, Inc.	151,036
41,500	Phoenix Technologies Ltd.*	564,400
100	Progress Software Corp.*	3,163
6,000	SPSS, Inc.*	216,840
126,424	Synchronoss Technologies, Inc.*	4,161,878
404,581	Synopsys, Inc.*	9,956,738
105,300	Taleo Corp.*	2,972,619
100	Tyler Technologies, Inc.*	1,506

		40,886,891

Specialty Retail — 1.5%
288,889	Asbury Automotive Group, Inc.	4,836,002
200	Dick’s Sporting Goods, Inc.*	6,252
11,500	GameStop Corp.*	660,675
100	Haverty Furniture Cos., Inc.	850
184,600	Jo-Ann Stores, Inc.*	3,038,516
37,800	RadioShack Corp.	699,300
138,200	Sonic Automotive, Inc.	3,193,802
12,600	West Marine, Inc.*(a)	111,258

		12,546,655

Textiles, Apparel & Luxury Goods — 1.7%
69,300	Deckers Outdoor Corp.*	9,990,981
35,500	Fossil, Inc.*	1,538,570
139,675	Perry Ellis International, Inc.*	2,251,561
10,300	The Warnaco Group, Inc.*	380,070

		14,161,182

Thrifts & Mortgage Finance — 1.6%
134,300	Bank Mutual Corp.	1,359,116
4,800	BankFinancial Corp.	75,888
11,100	Brookline Bancorp, Inc.	113,775
5,500	Capitol Federal Financial	186,395
69,100	Delta Financial Corp.(a)	127,144
72,500	Downey Financial Corp.(a)	3,016,725
16,900	KNBT Bancorp, Inc.	268,034
47,400	NewAlliance Bancshares, Inc.	611,460
49,700	Partners Trust Financial Group, Inc.	633,675
30,710	PFF Bancorp, Inc.(a)	288,674
396,400	Provident Financial Services, Inc.(a)	5,890,504

Shares	Description	Value
Common Stocks — (continued)
Thrifts & Mortgage Finance — (continued)
26,000	Provident New York Bancorp	$317,200

		12,888,590

Tobacco — 0.8%
339,500	Alliance One International, Inc.*	1,402,135
86,200	Universal Corp.	4,627,216
25,405	Vector Group Ltd.	559,418

		6,588,769

Trading Companies & Distributors — 0.2%
8,600	Applied Industrial Technologies, Inc.	259,806
2,600	Lawson Products, Inc.	87,958
63,750	Rush Enterprises, Inc.*	1,004,700

		1,352,464

Wireless Telecommunication Services — 0.4%
144,900	Centennial Communications Corp.*	1,289,610
8,373	Rural Cellular Corp.*	368,914
93,400	USA Mobility, Inc.*	1,231,946

		2,890,470

TOTAL COMMON STOCKS		$810,674,697

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) — 17.7%
Boston Global Investment Trust — Enhanced Portfolio
143,300,700	4.866%	$143,300,700

TOTAL INVESTMENTS — 117.6%		$953,975,397

LIABILITIES IN EXCESS OF OTHER ASSETS — (17.6)%		(142,715,517)

NET ASSETS — 100.0%		$811,259,880

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) All or a portion of security is segregated for initial margin requirement on futures transactions.
(c) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At November 30, 2007, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Loss

Russell E Mini 2000 Index	17	December 2007	$1,307,980	$(9,471)

TAX INFORMATION — At November 30, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,001,666,547

Gross unrealized gain	65,010,545
Gross unrealized loss	(112,701,695)

Net unrealized security loss	$(47,691,150)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

]

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 98.2%
Australia — 6.9%
1,149,673	AMP Ltd. (Insurance)	$10,330,987
342,902	Ansell Ltd. (Health Care Equipment & Supplies)	3,505,889
107,803	ASX Ltd. (Diversified Financial Services)	5,405,524
28,470	AXA Asia Pacific Holdings Ltd. (Insurance)	202,173
1,521,780	BHP Billiton Ltd. (Metals & Mining)	58,010,191
2,576,375	BlueScope Steel Ltd. (Metals & Mining)	22,539,872
133,483	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	2,613,360
1,661,315	CFS Retail Property Trust (Real Estate Investment Trusts (REITs))	3,498,040
1,088,080	Challenger Financial Services Group Ltd. (Diversified Financial Services)	5,359,926
296,483	Coca-Cola Amatil Ltd.(a) (Beverages)	2,624,327
612,180	Commonwealth Bank of Australia (Commercial Banks)	32,405,327
330,574	Commonwealth Property Office Fund (Real Estate Investment Trusts (REITs))	465,975
455,779	CSL Ltd. (Biotechnology)	14,074,562
373,413	DB RREEF Trust (Real Estate Investment Trusts (REITs))	665,464
186,665	GPT Group (Real Estate Investment Trusts (REITs))	718,222
2,769,457	Harvey Norman Holdings Ltd. (Multiline Retail)	17,568,898
1,252,892	ING Industrial Fund(a) (Real Estate Investment Trusts (REITs))	2,982,960
126,868	Leighton Holdings Ltd.(a) (Construction & Engineering)	6,868,993
396,556	Lend Lease Corp. Ltd. (Real Estate Management & Development)	6,764,279
1,450,447	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	11,193,245
236,318	Pacific Brands Ltd. (Distributors)	653,815
5,012,971	Qantas Airways Ltd. (Airlines)	25,973,699
1,793,320	QBE Insurance Group Ltd. (Insurance)	51,601,104
1,136,330	Santos Ltd. (Oil, Gas & Consumable Fuels)	14,408,990
1,664,736	Stockland (Real Estate Investment Trusts (REITs))	13,304,513
363,092	Symbion Health Ltd. (Health Care Providers & Services)	1,302,378
8	Wesfarmers Ltd. (Food & Staples Retailing)	308

Shares	Description	Value
Common Stocks — (continued)
Australia — (continued)
578,454	Westfield Group (Real Estate Investment Trusts (REITs))	$10,484,359
209,185	Westpac Banking Corp. (Commercial Banks)	5,261,526
698,113	Woolworths Ltd. (Food & Staples Retailing)	20,926,457

		351,715,363

Austria — 1.4%
73,413	Andritz AG (Machinery)	4,532,272
324,369	Immofinanz Immobilien Anlagen AG(a) (Real Estate Management & Development)	3,400,296
16,750	Mayr-Melnhof Karton AG (Containers & Packaging)	1,885,664
430,328	OMV AG (Oil, Gas & Consumable Fuels)	30,544,599
53,711	Raiffeisen International Bank-Holding AG (Commercial Banks)	8,735,949
180,157	Voestalpine AG (Metals & Mining)	13,163,213
180,857	Wienerberger AG (Building Products)	10,220,299

		72,482,292

Belgium — 2.3%
77,014	Bekaert NV (Electrical Equipment)	10,682,068
170,050	Belgacom(a) (Diversified Telecommunication Services)	8,871,061
247,076	Delhaize Group (Food & Staples Retailing)	21,557,090
909,379	Dexia(a) (Commercial Banks)	24,772,500
666	Euronav SA (Oil, Gas & Consumable Fuels)	21,943
116,541	Fortis (Diversified Financial Services)	3,112,207
151,470	InBev NV (Beverages)	13,270,908
77,227	KBC GROEP NV (Commercial Banks)	10,750,668
70,343	Omega Pharma SA (Health Care Equipment & Supplies)	4,898,285
1,427	S.A. D’ Ieteren NV (Distributors)	552,126
101,369	Solvay SA (Chemicals)	15,029,982
45,865	UCB SA (Pharmaceuticals)	2,180,571

		115,699,409

Denmark — 1.2%
32,050	A/S Dampskibsselskabet Torm(a) (Oil, Gas & Consumable Fuels)	1,223,557
1,380	AP Moller — Maersk A/S Class B (Marine)	16,386,514
92,800	Carlsberg A/S Class B(a) (Beverages)	11,789,191

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Denmark — (continued)
27,100	Danisco A/S*(a) (Food Products)	$1,995,432
47,275	East Asiatic Co. Ltd. A/S(a) (Food Products)	3,239,795
144,600	H. Lundbeck A/S* (Pharmaceuticals)	4,144,351
182,225	Novo Nordisk A/S Class B(a) (Pharmaceuticals)	23,147,487
20,050	Trygvesta AS(a) (Insurance)	1,562,521
5,350	Vestas Wind Systems A/S* (Electrical Equipment)	505,259

		63,994,107

Finland — 3.4%
328,330	Elisa Oyj(a) (Diversified Telecommunication Services)	10,250,219
310,806	Fortum Oyj (Electric Utilities)	13,365,786
107,568	Kesko Oyj Class B(a) (Food & Staples Retailing)	6,304,361
2,030	Kone Oyj Class B (Machinery)	152,781
100,932	Neste Oil Oyj (Oil, Gas & Consumable Fuels)	3,552,885
2,592,884	Nokia Oyj (Communications Equipment)	102,215,421
263,426	Nokian Renkaat Oyj (Auto Components)	10,008,065
24,225	Orion Oyj Class B (Pharmaceuticals)	573,104
48,932	Outokumpu Oyj (Metals & Mining)	1,572,119
56,188	Rautaruukki Oyj (Metals & Mining)	2,638,547
408,597	Sampo Oyj(a) (Insurance)	11,978,769
79,243	SanomaWSOY Oyj(a) (Media)	2,260,290
57,721	Stora Enso Oyj Class R (Paper & Forest Products)	954,076
136,322	TietoEnator Oyj (IT Services)	2,923,151
75,892	Wartsila Corp. Class B (Machinery)	5,803,881
88,875	YIT Oyj (Construction & Engineering)	2,081,406

		176,634,861

France — 14.5%
145,644	Accor SA (Hotels, Restaurants & Leisure)	12,303,605
18,856	Aeroports de Paris (Transportation Infrastructure)	2,150,968
101,160	Air France-KLM(a) (Airlines)	3,613,474
51,337	Alstom (Electrical Equipment)	11,484,841
7,233	Atos Origin SA* (IT Services)	409,876

Shares	Description	Value
Common Stocks — (continued)
France — (continued)
944,369	Axa (Insurance)	$38,485,057
360,772	BNP Paribas(a) (Commercial Banks)	40,665,460
286,337	Bouygues SA(a) (Wireless Telecommunication Services)	25,631,125
539,558	Cap Gemini SA(a) (IT Services)	31,360,432
24,231	CNP Assurances (Insurance)	3,013,686
477,980	Compagnie de Saint-Gobain (Building Products)	46,816,806
142,192	Compagnie Generale des Etablissements Michelin Class B(a) (Auto Components)	16,825,646
1,325,111	France Telecom SA(a) (Diversified Telecommunication Services)	50,217,611
122,915	Gaz de France (Gas Utilities)	6,883,017
3,852	Gecina SA (Real Estate Investment Trusts (REITs))	653,517
159,607	Groupe DANONE(a) (Food Products)	14,048,590
6,105	L’Oreal SA (Personal Products)	848,616
68,660	Lagardere S.C.A(a) (Media)	5,504,885
412,911	PSA Peugeot Citroen(a) (Automobiles)	32,008,997
80,166	Publicis Groupe (Media)	2,911,440
1,065,291	Sanofi-Aventis(a) (Pharmaceuticals)	101,594,034
40,949	Schneider Electric SA(a) (Electrical Equipment)	5,683,946
83,076	Societe BIC SA(a) (Commercial Services & Supplies)	6,201,547
1,663	Societe des Autoroutes Paris-Rhin-Rhone (Transportation Infrastructure)	184,851
89,153	Societe Generale (Commercial Banks)	13,732,652
332,411	Sodexho Alliance SA(a) (Hotels, Restaurants & Leisure)	20,938,992
153,096	Technip SA(a) (Energy Equipment & Services)	12,482,104
1,560,888	Total SA (Oil, Gas & Consumable Fuels)	126,227,303
30,275	Unibail-Rodamco (Real Estate Investment Trusts (REITs))	6,832,443
205,282	Valeo SA (Auto Components)	10,317,302
2,000,956	Vivendi SA(a) (Media)	91,757,654

		741,790,477

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Germany — 5.9%
743,945	BASF AG(a) (Chemicals)	$103,211,614
144,896	Daimler AG(a) (Automobiles)	14,721,593
38,356	Deutsche Boerse AG (Diversified Financial Services)	7,197,010
1,747,047	Deutsche Lufthansa AG(a) (Airlines)	47,226,004
224,352	E.ON AG(a) (Electric Utilities)	45,732,211
60,921	Heidelberger Druckmaschinen AG (Machinery)	1,923,692
3,702	Hochtief AG (Construction & Engineering)	486,729
334,268	Muenchener Rueckversicherungs-Gesellschaft AG(a) (Insurance)	61,012,616
55,691	RWE AG (Multi-Utilities)	7,607,259
71,257	ThyssenKrupp AG(a) (Metals & Mining)	4,207,323
4,000	TUI AG* (Hotels, Restaurants & Leisure)	112,517
35,173	Volkswagen AG(a) (Automobiles)	8,442,743

		301,881,311

Greece — 0.7%
16,782	Alpha Bank A.E.* (Commercial Banks)	568,432
72,618	Coca-Cola Hellenic Bottling Co. SA* (Beverages)	3,084,952
4,392	Cosmote Mobile Telecommunications SA (Wireless Telecommunication Services)	168,560
8,416	Folli-Follie (Textiles, Apparel & Luxury Goods)	338,461
33,055	Hellenic Exchanges SA (Diversified Financial Services)	976,133
17,879	Hellenic Petroleum SA (Oil, Gas & Consumable Fuels)	276,513
327,662	Hellenic Telecommunications Organization SA (Diversified Telecommunication Services)	11,789,965
9,564	Motor Oil (Hellas) Corinth Refineries SA (Oil, Gas & Consumable Fuels)	205,798
119,450	National Bank of Greece SA (Commercial Banks)	8,021,626
12,743	OPAP SA (Hotels, Restaurants & Leisure)	496,046
187,997	Public Power Corp. SA (Electric Utilities)	9,233,523

Shares	Description	Value
Common Stocks — (continued)
Greece — (continued)
5,467	Viohalco, Hellenic Copper & Aluminum Industry SA (Metals & Mining)	$73,108

		35,233,117

Hong Kong — 3.9%
219,000	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	1,557,110
3,798,500	Boc Hong Kong Holdings Ltd. (Commercial Banks)	9,917,333
3,733,000	Cathay Pacific Airways Ltd. (Airlines)	9,859,170
41,000	Cheung Kong (Holdings) Ltd. (Real Estate Management & Development)	775,798
395,000	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	1,535,139
949,669	CLP Holdings Ltd. (Electric Utilities)	6,475,872
676,900	Esprit Holdings Ltd. (Specialty Retail)	10,162,905
5,630,167	Giordano International Ltd. (Specialty Retail)	2,677,138
2,515,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	11,608,010
82,800	Hang Seng Bank Ltd. (Commercial Banks)	1,592,262
2,155,000	Hong Kong Electric Holdings Ltd. (Electric Utilities)	11,309,204
886,000	Hong Kong Exchanges & Clearing Ltd. (Diversified Financial Services)	26,980,333
760,000	Hutchison Whampoa Ltd. (Industrial Conglomerates)	9,074,569
1,143,274	Kerry Properties Ltd. (Real Estate Management & Development)	10,424,501
919,239	Kingboard Chemical Holdings Ltd. (Electronic Equipment & Instruments)	5,007,149
677,000	Orient Overseas International Ltd. (Marine)	5,200,274
275,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	5,723,607
2,090,000	Swire Pacific Ltd. (Real Estate Management & Development)	28,330,674
359,000	Television Broadcasts Ltd. (Media)	2,207,685
740,000	Tencent Holdings Ltd. (Internet Software & Services)	5,588,738

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
1,227,893	The Link REIT (Real Estate Investment Trusts (REITs))	$2,685,850
4,221,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	25,180,722
140,000	Tingyi (Cayman Islands) Holding Corp. (Food Products)	199,781
192,500	Wing Hang Bank Ltd. (Commercial Banks)	2,414,525
464,500	Yue Yuen Industrial (Holdings) Ltd. (Textiles, Apparel & Luxury Goods)	1,482,691

		197,971,040

Ireland — 0.6%
945,041	Allied Irish Banks PLC (Commercial Banks)	21,358,832
18,793	CRH PLC (Construction Materials)	707,894
394,556	Grafton Group PLC (Trading Companies & Distributors)	3,583,214
227,095	Greencore Group PLC (Food Products)	1,460,015
133,540	Kerry Group PLC (Food Products)	3,912,981
73,723	Paddy Power PLC (Hotels, Restaurants & Leisure)	2,335,908

		33,358,844

Italy — 1.2%
364,813	Autogrill S.p.A. (Hotels, Restaurants & Leisure)	6,392,515
785,859	Eni S.p.A. (Oil, Gas & Consumable Fuels)	28,128,677
27,231	Fiat S.p.A. (Automobiles)	748,045
231,935	Finmeccanica S.p.A. (Aerospace & Defense)	6,921,235
2,287,005	Pirelli & C. S.p.A. (Industrial Conglomerates)	2,723,080
87,303	Snam Rete Gas S.p.A. (Gas Utilities)	555,181
4,799,900	Telecom Italia S.p.A. (Diversified Telecommunication Services)	15,258,458

		60,727,191

Japan — 20.1%
233,400	Aisin Seiki Co. Ltd. (Auto Components)	9,445,643
940,400	Alps Electric Co. Ltd. (Electronic Equipment & Instruments)	11,818,488
1,968,000	AMADA Co. Ltd. (Machinery)	18,179,826
275,800	Aoyama Trading Co. Ltd. (Specialty Retail)	7,025,734

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
328,700	Asahi Breweries Ltd. (Beverages)	$5,705,085
3,214,000	Asahi Kasei Corp. (Chemicals)	23,230,558
634,500	Astellas Pharma, Inc. (Pharmaceuticals)	28,308,573
53,700	Autobacs Seven Co. Ltd.(a) (Specialty Retail)	1,155,047
316,200	Canon Marketing Japan, Inc. (Distributors)	6,450,919
7,000	Canon, Inc. (Office Electronics)	369,231
723,000	Central Glass Co. Ltd. (Building Products)	2,674,959
59,500	Circle K. Sunkus Co. Ltd. (Food & Staples Retailing)	872,541
159,400	Coca-Cola West Holdings Co. Ltd. (Beverages)	3,624,321
385,000	COMSYS Holdings Corp. (Construction & Engineering)	3,165,223
100,600	CSK Holdings Corp. (IT Services)	3,321,285
550,000	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	8,011,206
222,000	Daicel Chemical Industries Ltd. (Chemicals)	1,316,233
291,000	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	9,131,905
110,000	Dainippon Screen Mfg. Co. Ltd. (Electronic Equipment & Instruments)	619,034
1,191,000	Daiwa Securities Group, Inc. (Capital Markets)	12,066,903
37,600	Denso Corp. (Auto Components)	1,545,378
12,800	EDION Corp. (Specialty Retail)	159,842
200	Eisai Co. Ltd. (Pharmaceuticals)	8,847
187,540	Elpida Memory, Inc.*(a) (Semiconductors & Semiconductor Equipment)	6,350,221
29,100	Fuji Soft, Inc.(a) (Software)	492,771
2,669	Fuji Television Network, Inc. (Media)	4,389,204
439,800	FUJIFILM Holdings Corp. (Electronic Equipment & Instruments)	19,424,485
100,800	Glory Ltd. (Machinery)	2,741,811
835,000	Gunze Ltd. (Textiles, Apparel & Luxury Goods)	3,503,714
1,133,000	Hankyu Department Stores, Inc.(a) (Multiline Retail)	9,465,520
1,815,000	Hino Motors Ltd. (Machinery)	11,139,167
231,000	Hitachi Cable Ltd. (Electrical Equipment)	1,492,450
1,998,000	Hitachi Ltd. (Electronic Equipment & Instruments)	14,098,037

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
274,000	Hokuhoku Financial Group, Inc. (Commercial Banks)	$890,415
2,247,000	Honda Motor Co. Ltd. (Automobiles)	78,039,439
400	House Foods Corp. (Food Products)	7,097
7,200	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	812,450
165,000	ITOCHU Corp. (Trading Companies & Distributors)	1,756,635
204	Japan Prime Realty Investment Corp. (Real Estate Investment Trusts (REITs))	847,137
20	Japan Real Estate Investment Corp. (Real Estate Investment Trusts (REITs))	254,644
132	Japan Retail Fund Investment Corp. (Real Estate Investment Trusts (REITs))	871,489
1,431	Japan Tobacco, Inc. (Tobacco)	8,125,952
1,700	JFE Holdings, Inc. (Metals & Mining)	93,744
3,679	K.K. DaVinci Advisors* (Real Estate Management & Development)	3,703,590
632,000	Kamigumi Co. Ltd. (Transportation Infrastructure)	4,928,811
1,000	Kaneka Corp. (Chemicals)	8,289
34,000	Kao Corp. (Household Products)	1,030,310
998,000	Kawasaki Kisen Kaisha Ltd. (Marine)	11,989,025
166	KDDI Corp. (Wireless Telecommunication Services)	1,184,930
50,200	KOKUYO Co. Ltd.(a) (Commercial Services & Supplies)	449,635
258,200	Komori Corp. (Machinery)	6,172,060
4,500	Konica Minolta Holdings, Inc. (Office Electronics)	85,901
9,200	Kose Corp. (Personal Products)	236,309
199,000	Kubota Corp. (Machinery)	1,482,473
21,800	Kyocera Corp. (Electronic Equipment & Instruments)	1,966,753
798,000	Kyowa Hakko Kogyo Co. Ltd.(a) (Pharmaceuticals)	9,030,364
197,900	Kyushu Electric Power Co., Inc. (Electric Utilities)	5,380,668
657,100	Leopalace21 Corp. (Real Estate Management & Development)	19,364,634
213,000	Marubeni Corp. (Trading Companies & Distributors)	1,638,021

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
32,400	Matsumotokiyoshi Holdings Co. Ltd.* (Food & Staples Retailing)	$642,956
467,000	Matsushita Electric Industrial Co. Ltd. (Household Durables)	9,496,619
658,000	Matsushita Electric Works Ltd. (Electrical Equipment)	6,898,653
1,000	Meiji Dairies Corp. (Food Products)	5,044
641,300	Millea Holdings, Inc. (Insurance)	22,537,587
126,100	Mitsubishi Corp. (Trading Companies & Distributors)	3,661,588
418,000	Mitsubishi Materials Corp. (Metals & Mining)	2,127,892
44,330	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	1,569,756
81,000	Mitsui & Co. Ltd. (Trading Companies & Distributors)	1,869,748
1,357,000	Mitsui Chemicals, Inc. (Chemicals)	9,951,802
690,000	Mitsui O.S.K. Lines Ltd. (Marine)	10,400,047
168	Mizuho Financial Group, Inc. (Commercial Banks)	907,269
112,900	Namco Bandai Holdings, Inc. (Leisure Equipment & Products)	1,873,111
104,000	NEC Electronics Corp.(a) (Semiconductors & Semiconductor Equipment)	2,917,120
1,500	Nikko Cordial Corp. (Capital Markets)	22,274
34,400	Nintendo Co. Ltd. (Software)	21,123,043
254	Nippon Building Fund, Inc. (Real Estate Investment Trusts (REITs))	3,674,306
2,604,000	Nippon Express Co. Ltd. (Road & Rail)	13,397,238
1,231,500	Nippon Mining Holdings, Inc. (Oil, Gas & Consumable Fuels)	9,134,538
3,407,000	Nippon Oil Corp. (Oil, Gas & Consumable Fuels)	28,282,452
2,714,000	Nippon Sheet Glass Co. Ltd. (Building Products)	14,988,778
4,087,000	Nippon Steel Corp. (Metals & Mining)	24,781,657
12,306	Nippon Telephone & Telegraph Corp. (Diversified Telecommunication Services)	55,838,879
474,000	Nippon Yusen Kabushiki Kaisha (Marine)	4,135,586
12,700	Nissan Motor Co. Ltd. (Automobiles)	145,616

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
4,000	Nisshin Seifun Group, Inc. (Food Products)	$39,487
3,195,000	Nisshin Steel Co. Ltd.(a) (Metals & Mining)	12,025,553
159,000	Nisshinbo Industries, Inc. (Textiles, Apparel & Luxury Goods)	2,118,659
424,800	Nomura Holdings, Inc. (Capital Markets)	7,668,240
79,900	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	2,168,364
94,900	Omron Corp. (Electronic Equipment & Instruments)	2,474,292
31,630	ORIX Corp. (Consumer Finance)	6,536,290
985,000	Osaka Gas Co. Ltd. (Gas Utilities)	3,913,726
744,700	Pioneer Corp.(a) (Household Durables)	7,067,578
46,300	Q.P. Corp. (Food Products)	474,419
3,724	Resona Holdings, Inc.(a) (Commercial Banks)	7,272,067
1,917,000	Ricoh Co. Ltd. (Office Electronics)	36,712,565
66,000	Sanwa Shutter Corp. (Building Products)	334,764
232	Sapporo Hokuyo Holdings, Inc. (Commercial Banks)	2,409,962
17,697	SBI Holdings, Inc. (Capital Markets)	5,335,708
416,000	Seino Holdings Co. Ltd.(a) (Road & Rail)	3,055,118
107,000	Sekisui Chemical Co. Ltd. (Household Durables)	733,933
147,000	Sekisui House Ltd. (Household Durables)	1,879,312
227,700	Shimachu Co. Ltd. (Specialty Retail)	6,766,515
1,581,000	Shinko Securities Co. Ltd. (Capital Markets)	7,058,169
21,000	Shiseido Co. Ltd. (Personal Products)	503,573
1,794,000	Sompo Japan Insurance, Inc. (Insurance)	17,367,445
571,300	Sony Corp. (Household Durables)	30,899,979
3,200	Sumitomo Corp. (Trading Companies & Distributors)	48,257
1,004,900	Sumitomo Electric Industries Ltd. (Electrical Equipment)	15,649,737
46,000	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	959,652
5,566	Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	47,906,832
124,000	Suruga Bank Ltd. (Commercial Banks)	1,585,708

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
57,400	Suzuken Co. Ltd. (Health Care Providers & Services)	$1,896,721
132,000	Taisei Corp. (Construction & Engineering)	390,341
191,000	Taiyo Yuden Co. Ltd. (Electronic Equipment & Instruments)	3,234,398
345,400	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	22,165,808
138,000	Tanabe Seiyaku Co. Ltd. (Pharmaceuticals)	1,335,021
164,500	TDK Corp. (Electronic Equipment & Instruments)	11,707,181
150,000	The Joyo Bank Ltd. (Commercial Banks)	904,430
43,600	The Kansai Electric Power Co., Inc. (Electric Utilities)	1,118,542
158,000	The Sumitomo Trust & Banking Co. Ltd. (Commercial Banks)	1,315,454
19,500	The Tokyo Electric Power Co. Inc. (Electric Utilities)	535,829
18,000	Tokai Rika Co. Ltd. (Auto Components)	547,290
12,100	Tokyo Broadcasting System, Inc. (Media)	282,978
827,800	Tokyo Steel Manufacturing Co. Ltd. (Metals & Mining)	10,684,393
114,000	Tokyu Land Corp. (Real Estate Management & Development)	1,082,608
1,687,000	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	16,570,645
2,738,000	Toshiba Corp.(a) (Computers & Peripherals)	22,433,966
642,000	Tosoh Corp. (Chemicals)	3,151,731
137,700	Toyo Seikan Kaisha Ltd. (Containers & Packaging)	2,407,666
515,300	Toyota Motor Corp. (Automobiles)	29,215,782
6,500	Trend Micro, Inc. (Software)	262,908
3,008	West Japan Railway Co. (Road & Rail)	14,676,827
321,600	Yamaha Corp. (Leisure Equipment & Products)	7,774,782
67,400	Yamaha Motor Co. Ltd. (Automobiles)	1,844,268

		1,028,543,968

Luxembourg — 0.6%
387,103	ArcelorMittal (Metals & Mining)	28,436,031

Netherlands — 4.8%
486,783	ASML Holding NV* (Semiconductors & Semiconductor Equipment)	17,013,546
37,269	Corio NV (Real Estate Investment Trusts (REITs))	3,163,267

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Netherlands — (continued)
256,345	European Aeronautic Defence & Space Co.(a) (Aerospace & Defense)	$8,188,538
181,935	Heineken NV(a) (Beverages)	11,947,498
338,218	Koninklijke (Royal) KPN NV (Diversified Telecommunication Services)	6,218,476
980,506	Koninklijke (Royal) Philips Electronics NV (Household Durables)	40,815,152
715,594	Koninklijke Ahold NV* (Food & Staples Retailing)	10,174,098
187,440	Koninklijke DSM NV (Chemicals)	9,324,670
373,010	Oce NV (Office Electronics)	6,761,874
2,042,040	Royal Dutch Shell PLC Series B(a) (Oil, Gas & Consumable Fuels)	82,621,100
1,263,719	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	19,286,563
452,274	Unilever NV (Food Products)	16,020,328
308,826	Vedior NV (Commercial Services & Supplies)	7,675,691
65,493	Wereldhave NV (Real Estate Investment Trusts (REITs))	7,216,034

		246,426,835

New Zealand — 0.1%
61,996	Contact Energy Ltd. (Electric Utilities)	410,640
77,876	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	187,278
261,756	Fletcher Building Ltd. (Construction Materials)	2,360,014
153,073	Kiwi Income Property Trust (Real Estate Investment Trusts (REITs))	161,817
42,699	Sky City Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	156,095
28,727	Sky Network Television Ltd. (Media)	121,986
1,075,192	Telecom Corp. of New Zealand Ltd. (Diversified Telecommunication Services)	3,540,520
17,783	Vector Ltd. (Multi-Utilities)	32,172

		6,970,522

Norway — 4.3%
2,089,600	Den Norske Bank (Commercial Banks)	32,640,609
428,000	DNO ASA*(a) (Oil, Gas & Consumable Fuels)	765,765
109,100	Frontline Ltd.(a) (Oil, Gas & Consumable Fuels)	5,012,378

Shares	Description	Value
Common Stocks — (continued)
Norway — (continued)
6,132,300	Norsk Hydro ASA (Oil, Gas & Consumable Fuels)	$84,627,915
2,164,200	Orkla ASA (Industrial Conglomerates)	38,970,617
64,917	Petroleum Geo-Services ASA (Energy Equipment & Services)	1,859,983
5,050	Schibsted ASA (Media)	229,363
37,400	Seadrill Ltd.* (Energy Equipment & Services)	808,795
425,950	StatoilHydro ASA (Oil, Gas & Consumable Fuels)	13,799,923
563,300	Tandberg ASA (Communications Equipment)	12,575,990
34,400	Telenor ASA* (Diversified Telecommunication Services)	797,407
724,600	Yara International ASA (Chemicals)	27,540,263

		219,629,008

Singapore — 2.5%
4,543,500	Allgreen Properties Ltd. (Real Estate Management & Development)	5,087,590
259,000	CapitaCommercial Trust (Real Estate Investment Trusts (REITs))	404,826
2,005,000	Capitaland Ltd. (Real Estate Management & Development)	9,736,520
993,000	CapitaMall Trust (Real Estate Investment Trusts (REITs))	2,225,934
99,315	Creative Technology Ltd. (Computers & Peripherals)	438,530
177,000	DBS Group Holdings Ltd. (Commercial Banks)	2,462,434
437,500	Fraser and Neave Ltd. (Industrial Conglomerates)	1,751,693
34,200	Haw Par Corp. Ltd. (Industrial Conglomerates)	163,411
677,557	Jardine Cycle & Carriage Ltd. (Distributors)	9,832,906
1,589,000	Keppel Corp. Ltd. (Industrial Conglomerates)	14,798,151
1,716,000	Neptune Orient Lines Ltd. (Marine)	4,943,216
1,522,000	Noble Group Ltd. (Trading Companies & Distributors)	2,350,982
3,385,000	Oversea-Chinese Banking Corp. Ltd. (Commercial Banks)	19,954,643
1,102,000	SembCorp Industries Ltd. (Industrial Conglomerates)	4,270,807
574,520	Singapore Airlines Ltd. (Airlines)	7,107,083

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Singapore — (continued)
161,000	Singapore Exchange Ltd. (Diversified Financial Services)	$1,571,417
835,000	Singapore Petroleum Co. Ltd. (Oil, Gas & Consumable Fuels)	4,386,940
5,691,780	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	15,239,328
2,506,000	Suntec Real Estate Investment Trust (Real Estate Investment Trusts (REITs))	2,682,528
887,000	United Overseas Bank Ltd. (Commercial Banks)	12,163,799
21,200	UOL Group Ltd. (Real Estate Management & Development)	66,451
53,000	Venture Corp. Ltd. (Electronic Equipment & Instruments)	462,950
3,241,000	Wing Tai Holdings Ltd. (Real Estate Management & Development)	5,926,746

		128,028,885

Spain — 0.6%
64,698	Gas Natural SDG SA (Gas Utilities)	3,984,071
47,547	Sociedad General de Aguas de Barcelona SA (Water Utilities)	1,917,083
358,919	Telefonica SA (Diversified Telecommunication Services)	12,023,839
180,710	Union Fenosa SA* (Electric Utilities)	12,527,277

		30,452,270

Sweden — 2.7%
26,625	Alfa Laval AB (Machinery)	1,716,505
279,300	Castellum AB (Real Estate Management & Development)	3,200,455
382,100	Electrolux AB Series B (Household Durables)	6,438,342
8,700	Fabege AB (Real Estate Management & Development)	98,697
84,400	Kungsleden AB*(a) (Real Estate Management & Development)	999,480
84,400	Kungsleden AB Redemption Shares*(a) (Real Estate Management & Development)	151,895

Shares	Description	Value
Common Stocks — (continued)
Sweden — (continued)
1,806,000	Nordea Bank AB (Commercial Banks)	$30,344,645
48,821	SAS AB*(a) (Airlines)	745,938
34,300	Scania AB Class B (Machinery)	857,602
654,900	Skandinaviska Enskilda Banken AB (Commercial Banks)	18,307,525
729,700	Svenska Handelsbanken AB (Commercial Banks)	23,205,567
612,000	Tele2 AB Class B (Diversified Telecommunication Services)	13,967,463
2,532,500	TeliaSonera AB (Diversified Telecommunication Services)	24,200,635
172,100	Volvo AB (Machinery)	2,920,249
667,400	Volvo AB Series B (Machinery)	11,369,449

		138,524,447

Switzerland — 3.9%
599,100	ABB Ltd. (Electrical Equipment)	17,630,226
302,897	Adecco SA (Commercial Services & Supplies)	16,889,215
32,525	Compagnie Financiere Richemont AG (Textiles, Apparel & Luxury Goods)	2,235,515
446,275	Credit Suisse Group (Capital Markets)	26,965,491
26,825	Nestle SA (Food Products)	12,897,592
16,835	PSP Swiss Property AG* (Real Estate Management & Development)	863,542
6,456	Rieter Holding AG (Auto Components)	3,209,874
28,569	Sonova Holding AG (Health Care Equipment & Supplies)	3,055,466
40,738	Swatch Group AG-Br (Textiles, Apparel & Luxury Goods)	11,432,357
91,764	Swatch Group AG-Reg (Textiles, Apparel & Luxury Goods)	5,033,054
5,028	Swisscom AG (Diversified Telecommunication Services)	1,913,700
214,025	UBS AG (Capital Markets)	10,840,646
301,966	Zurich Financial Services AG (Insurance)	88,005,442

		200,972,120

United Kingdom — 16.6%
2,066,596	3i Group PLC (Capital Markets)	46,179,788
148,787	AMEC PLC (Construction & Engineering)	2,347,530

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
439,190	AstraZeneca PLC (Pharmaceuticals)	$20,827,893
3,000,304	BHP Billiton PLC (Metals & Mining)	99,111,698
15,700	BP PLC (Oil, Gas & Consumable Fuels)	190,389
537,488	BP PLC ADR(a)(b) (Oil, Gas & Consumable Fuels)	39,096,877
222,099	British American Tobacco PLC (Tobacco)	8,626,012
597,694	British Energy Group PLC (Electric Utilities)	6,411,400
116,248	Carnival PLC (Hotels, Restaurants & Leisure)	5,072,229
3,308,421	Centrica PLC (Multi-Utilities)	24,734,668
3,820,984	Compass Group PLC (Hotels, Restaurants & Leisure)	25,032,066
466,091	Cookson Group PLC (Industrial Conglomerates)	7,144,908
604,315	Daily Mail and General Trust (Media)	6,908,165
25,453	De La Rue PLC (Commercial Services & Supplies)	456,253
159,106	Enterprise Inns PLC (Hotels, Restaurants & Leisure)	1,740,115
361,057	GlaxoSmithKline PLC ADR (Pharmaceuticals)	19,020,483
12,534	HBOS PLC (Commercial Banks)	205,497
2,957,411	Home Retail Group PLC (Internet & Catalog Retail)	21,082,032
3,687,579	HSBC Holdings PLC (Commercial Banks)	63,049,197
270,917	IMI PLC (Machinery)	2,516,799
32,881	Imperial Tobacco Group PLC (Tobacco)	1,700,206
611,058	International Power PLC (Independent Power Producers & Energy Traders)	5,864,465
934,370	J. Sainsbury PLC (Food & Staples Retailing)	8,443,687
46,323	Johnson Matthey PLC (Chemicals)	1,642,738
856,812	Legal & General Group PLC (Insurance)	2,283,997
1,599,996	LogicaCMG PLC (IT Services)	4,076,961
109,731	Mondi PLC (Paper & Forest Products)	872,781
587,283	Next PLC (Multiline Retail)	21,006,573
18,550	Novo-Nordisk A/S (Pharmaceuticals)	2,354,389
228,935	Reuters Group PLC (Media)	2,821,347
287,793	Rexam PLC (Containers & Packaging)	2,878,699
29,279	Rio Tinto PLC (Metals & Mining)	3,400,518

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
1,267,686	Royal & Sun Alliance Insurance Group PLC (Insurance)	$3,866,111
8,683,320	Royal Bank of Scotland Group PLC (Commercial Banks)	81,988,943
117,017	Royal Dutch Shell PLC ADR(b) (Oil, Gas & Consumable Fuels)	9,436,251
1,549,337	Royal Dutch Shell PLC Series B (Oil, Gas & Consumable Fuels)	62,282,277
252,675	Schroders PLC (Capital Markets)	6,943,515
395,655	Scottish and Southern Energy PLC (Electric Utilities)	12,930,827
2,154,266	Stagecoach Group PLC (Road & Rail)	10,934,510
139,451	Taylor Woodrow PLC (Household Durables)	589,797
65,541	The Davis Service Group PLC (Commercial Services & Supplies)	712,226
2,330,573	Tomkins PLC (Industrial Conglomerates)	9,364,792
77,629	Travis Perkins PLC (Trading Companies & Distributors)	2,121,309
2,290,025	Unilever PLC (Food Products)	83,776,224
256,413	Vodafone Group PLC (Wireless Telecommunication Services)	959,526
2,664,329	Vodafone Group PLC ADR(b) (Wireless Telecommunication Services)	99,246,255
96,971	Whitbread PLC (Hotels, Restaurants & Leisure)	2,868,168
267,782	WPP Group PLC (Media)	3,378,102

		848,499,193

TOTAL COMMON STOCKS		$5,027,971,291

Preferred Stock — 0.1%
Germany — 0.1%
21,829	Volkswagen AG (Automobiles)	$3,316,616

Units	Expiration Month	Value
Right*(a) — 0.0%
Norway — 0.0%
Storebrand ASA
15,800	12/2007	$37,029

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 0.6%
State Street Bank & Trust Euro — Time Deposit
$31,939,000	4.050%	12/03/07	$31,939,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$5,063,263,936

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) — 4.5%
Boston Global Investment Trust — Enhanced Portfolio
228,064,013	4.866%	$228,064,013

TOTAL INVESTMENTS — 103.4%		$5,291,327,949

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(172,184,972)

NET ASSETS — 100.0%		$5,119,142,977

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) All or a portion of security is segregated for initial margin requirements on futures transactions.
(c) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
ADR	— American Depositary Receipt

STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)

As a % of
Net Assets
Investments Industry Classifications†
Aerospace & Defense	0.3%
Airlines	1.8
Auto Components	1.0
Automobiles	3.3
Beverages	1.0
Biotechnology	0.3
Building Products	1.5
Capital Markets	2.4
Chemicals	3.8
Commercial Banks	10.4
Commercial Services & Supplies	1.1
Communications Equipment	2.3
Computers & Peripherals	0.4
Construction & Engineering	0.3
Construction Materials	0.1
Consumer Finance	0.1
Containers & Packaging	0.2
Distributors	0.4
Diversified Financials	1.0
Diversified Telecommunication Services	4.5
Electric Utilities	2.5
Electrical Equipment	1.4
Electronic Equipment & Instruments	1.4
Energy Equipment & Services	0.3
Food & Staples Retailing	1.3
Food Products	2.7
Gas Utilities	0.3
Health Care Equipment & Supplies	0.2
Health Care Providers & Services	0.1
Hotels, Restaurants & Leisure	1.5
Household Durables	1.1
Independent Power Producers & Energy Traders	0.1
Industrial Conglomerates	2.5
Insurance	6.1
Internet & Catalog Retail	0.4
Internet Software & Services	0.1
IT Consulting & Services	0.8
Leisure Equipment & Products	0.2
Machinery	1.4
Marine	1.1
Media	2.4
Metals & Mining	7.2
Multiline Retail	1.0
Multi-Utilities	0.6
Office Electronics	0.9
Oil & Gas	9.3
Pharmaceuticals	4.8
Real Estate	1.2
Real Estate Management & Development	2.8
Road & Rail	0.8
Semiconductor Equipment & Products	0.9
Short-term Investments#	5.1
Software	0.4
Specialty Retail	0.5
Textiles & Apparel	0.5
Tobacco	0.4
Trading Companies & Distributors	0.3
Transportation Infrastructure	0.1
Wireless Telecommunication Services	2.5

TOTAL INVESTMENTS	103.4%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

#	Short term investments include short-term obligations and/or securities lending collateral.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
November 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At November 30, 2007, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

Dow Jones Euro Stoxx 50 Index	524	December 2007	$33,896,590	$807,439
FTSE 100 Index	196	December 2007	26,042,209	532,513
SPI 200 Index	55	December 2007	7,987,017	123,064
TOPIX Index	172	December 2007	23,786,162	1,159,838

TOTAL				$2,622,854

TAX INFORMATION — At November 30,2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$4,997,110,403

Gross unrealized gain	464,864,838
Gross unrealized loss	(170,647,292)

Net unrealized security gain	$294,217,546

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED EQUITY FUNDS
Schedule of Investments (continued)
November 30, 2007 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investments companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services or broker/dealer-supplied valuations. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
     Investments in securities traded on foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by the adviser by taking into consideration market or security specific information, including, but are not limited to, corporate actions or events, market disruptions or governmental actions.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and have delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.
Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statement of Operations.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

GOLDMAN SACHS STRUCTURED EQUITY FUNDS
Schedule of Investments (continued)
November 30, 2007 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Funds’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2007, the Structured Large Cap Growth Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $23,700,000, in principal amount.
REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$3,000,000,000	4.64%	12/03/07	$3,001,160,000

Banc of America Securities LLC	500,000,000	4.62	12/03/07	500,192,500

Banc of America Securities LLC	3,550,000,000	4.63	12/03/07	3,551,369,708

Barclays Capital PLC	3,500,000,000	4.63	12/03/07	3,501,350,417

Citigroup Global Markets, Inc.	3,000,000,000	4.63	12/03/07	3,001,157,500

Credit Suisse Securities (USA) LLC	2,000,000,000	4.61	12/03/07	2,000,768,334

Deutsche Bank Securities, Inc.	4,310,000,000	4.63	12/03/07	4,311,662,942

Greenwich Capital Markets	1,000,000,000	4.63	12/03/07	1,000,385,833

Merrill Lynch	3,000,000,000	4.61	12/03/07	3,001,152,500

UBS Securities LLC	3,110,000,000	4.61	12/03/07	3,111,194,758

TOTAL				$26,980,394,492

At November 30, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 3.375% to 5.250%, due 07/15/08 to 04/21/14; Federal Home Loan Bank, 0.000% to 5.260%, due 12/07/07 to 09/08/08; Federal Home Loan Mortgage Association, 0.000% to 7.500%, due 12/12/07 to 11/01/37; Federal National Mortgage Association, 0.000% to 10.500%, due 12/03/07 to 10/01/47 and U.S. Treasury Notes, 3.875% to 4.750%, due 03/31/11 to 02/15/13. The aggregate market value of the collateral, including accrued interest, was $27,588,535,976.
Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Boston Global Advisers (“BGA”)—a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

GOLDMAN SACHS STRUCTURED EQUITY FUNDS
Schedule of Investments (continued)
November 30, 2007 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Funds bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Funds and BGA receive compensation relating to the lending of the Funds’ securities.
Segregation Transactions — As set forth in the prospectus, the Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 29, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	January 29, 2008

* Print the name and title of each signing officer under his or her signature.